-------------------------------------------------------------------------------
 PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

Dear Investor:

I'm pleased to present the Annual Report to Shareholders for the Blanchard Group of Funds. This report covers the funds' fiscal year, which is the period from October 1, 1996 through September 30, 1997.

For greater efficiency in printing and mailing, this report now combines information for all funds. It begins with a commentary by the portfolio manager, and follows with a complete list of holdings and financial statements for each fund.

A fund-by-fund summary for the period follows:

 . BLANCHARD GLOBAL GROWTH FUND
The fund's diversified portfolio of U.S. and foreign stocks and bonds+ produced a solid total return of 13.20%* through dividends totaling $0.21 per share and capital gains totaling $2.26 per share. Assets in the fund totaled more than $62 million at the end of the period.

 . BLANCHARD PRECIOUS METALS FUND, INC.
Due to extremely weak market conditions, the fund's portfolio of precious metals investments and securities of mining companies produced a negative total return of (15.24%).* While the fund paid dividends totaling $0.30 per share and capital gains totaling $2.25 per share, the fund's share price fell from $8.90 to $5.37 as prices of the fund's holdings declined with the market. The fund's assets closed the period at $67 million.

 . BLANCHARD FLEXIBLE INCOME FUND
The fund's diversified portfolio of fixed income securities paid monthly dividends totaling $0.31 per share and recorded a $0.14 per share increase in net asset value. As a result, the fund achieved a total return of 9.53%.* The fund's assets reached $155 million.

 . BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
The fund's conservative portfolio of fixed income securities produced a total return of 7.24%* through monthly dividends totaling $0.17 per share, and a $0.04 per share increase in net asset value. Assets in the fund totaled more than $133 million.

 . BLANCHARD FLEXIBLE TAX-FREE BOND FUND
Designed for tax-sensitive investors, this fund paid federally tax-free dividends totaling $0.25 per share.** Through this income stream and a $0.25 per share increase in net asset value, the fund achieved a total return of 9.59%.* Assets reached $24 million.


-------------------------------------------------------------------------------
 PRESIDENT'S MESSAGE (CONTINUED)
-------------------------------------------------------------------------------

Thank you for pursuing your financial goals through the Blanchard Group of Funds. If you are not already doing so, consider reinvesting your earnings automatically in additional shares. It's a convenient way to gain the advantage of compounding--and increase your opportunity to participate in key financial markets over time.

                             Sincerely,

                             /s/ Edward C. Gonzales

                             Edward C. Gonzales
                             President
                             November 15, 1997



 +Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.
 *Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**Income may be subject to the federal alternative minimum tax and state and local taxes.



Dear Shareholders,

  Enclosed please find the Annual Report for your Blanchard Global Growth Fund for the fiscal year ended September 30, 1997.

["Graphic representation A1 omitted. See Appendix."]

  The Blanchard Global Growth Fund's total return (price change plus reinvestment of distributions) for the year ending September 30, 1997 was 13.20%. By comparison, the Morgan Stanley World Index (MSCI World) rose 24.12%, and the Salomon Brothers World Government Bond Index (WGBI) was up 2.41% for the same period.*

  During the past year, equity markets substantially outperformed bond markets around the globe. It appears the markets have priced in a continued period of strong economic growth with low inflation. Equity markets in Continental Europe performed better than the rest of the world, mainly because corporate earnings have increased. Corporate earnings increased due to a pick up in economic growth, and an increase in exports (due to their weaker currencies), as well as from gains in productivity. Among the major stock markets, only

*The Morgan Stanley World Index is based on the share prices of approximately
 1,600 companies listed on the stock exchanges of 22 countries. The Salomon Brothers World Government Bond Index is comprised of 17 Government bond markets whose eligibility is determined based on market capitalization and investment criteria; a market's issues must total at least US$20 billion, DM30 billion, and 2.5 trillion for three consecutive months, after which it will be added to the SBWGBI at the end of the following quarter. These indices are unmanaged. Actual investment cannot be made in an index.



the Japanese stock market declined during the past year. The low interest rate environment in Japan has yet to spur economic growth, as the deregulation of the financial industry has been slow.

  The Blanchard Global Growth Fund benefited from its exposure to equities, since equities posted higher returns than bonds. However, our allocation across equity markets did not help performance. We were overweighted in Continental Europe and Japan and underweighted in the United States. Our currency hedging strategy added value, since the U.S. Dollar strengthened against most currencies in Continental Europe and Japan. We continue to hedge a portion of our Japanese Yen, Swiss Franc, and Dutch Guilder exposure.

  During the past year, the Blanchard Global Growth Fund sold equities in favor of fixed income securities, as the result of strong equity performance during the past year. We also shifted a portion of the fund out of U.S. equities and into foreign equities. Continental Europe and Japan offer more attractive values, since the U.S. equity market has appreciated substantially in the past few years. We believe the gloom has been overdone in Japan, and the stock market reflects attractive long-term value.

  Thank you for your continued patronage.

                         Sincerely,

                         /s/ Thomas B. Hazuka

                         Thomas B. Hazuka, Ph.D.
                         Chief Investment Officer
                         Mellon Capital Management Corporation

                         Portfolio Manager of the
                         Blanchard Global Growth Fund



Dear Shareholders,

  Enclosed please find the Annual Report for your Blanchard Precious Metals Fund for the fiscal year ended September 30, 1997.

["Graphic representation A2 omitted. See Appendix."]

                               THE YEAR IN REVIEW

  One year ago, gold was trading around the $380 level and concerns were mounting that the International Monetary Fund, or IMF, was likely to sell 5 million ounces of gold to fund capital projects in developing countries. This and other concerns, such as the strengthening U.S. dollar, moved us to adopt a more defensive posture in the portfolio to reflect the increasing likelihood that the gold price would come under pressure.

  This turned out to be quite an understatement, as large sales of gold by central banks, particularly the Dutch and Australians, drove the yellow metal sharply lower. Central bank sales are almost impossible to forecast except for the general expectation that they do occur every year, but generally in quantities that don't disrupt the market. This is partly because other central banks tend to buy about half of the gold sold by their sister institutions. In the 1990's, central bank gold sales have netted out to about 7.5 million ounces per year when central bank buying is accounted for.


  Surprisingly, the past year has not been terribly out of the ordinary. About 15 million ounces of central bank gold has been sold, with perhaps 9 million of this not taken up by other central bank purchases. Ordinarily, one would not expect the price of gold to swoon by as much as 19% (from $380 to $308) in response. However, this time was different in a very significant way.

  Aggressive speculative short sales of gold accompanied every announcement of a central bank sale. Large quantities of gold have been borrowed from central banks at a borrowing cost of 2-3% per annum and sold in the marketplace in what turned out to be a successful effort to drive the gold price lower. These speculators have correctly assumed that gold buyers will be timid in the face of a growing perception that some banks are less willing to hold onto their sizable gold holdings.

  Estimates of the quantity of gold borrowed and sold short range as high as 2,000 metric tons, which is about 65 million ounces! Clearly, this swamps the actual amount of gold sold by the banks and amply explains the sharp gold price decline, which has in turn pushed most gold equities dramatically lower. In line with the gold price decline, the Blanchard Precious Metals Fund declined by 15.24% in the past year.

                                  A LOOK AHEAD

  The dominant theme of increasing and long-lasting central bank gold sales continues to weigh heavily on the bullion price as 1997 draws to a close. In recent days, the focal point of the issue has become the potential for sales of Swiss gold reserves starting in the year 2000. These sales could come about in response to a change in the Swiss constitution, which would eliminate or reduce the requirement for a gold backstop in the money supply. Complicating the issue is the proposal to create a Solidarity Foundation for charitable purposes, which would be funded in part by gold bullion sales, perhaps as much as 800 metric tons (about 26 million ounces).

  These proposals would both require political approval, followed by popular approval in a national referendum. If successful, the gold would be sold gradually over a period of five to eight years. The worst-case scenario at present seems to be the addition of 9 million ounces of gold to the annual supply-demand equation, which would last 5 years. Putting this into perspective, the annual gold market is currently sized at 130 million ounces of gold, so this is a manageable quantity. However, the larger issue is whether a significant change in central bank attitudes toward gold is at hand. If central banks are more willing to part with their gold in the years ahead, then gold will settle into a lower trading range than we have become accustomed to in the past ten years. If instead, the net supply of central bank gold remains at less than ten million ounces per year as in the past, then we can look forward to an explosive rally in the gold market as the huge outstanding short position is bought back.

  We lean toward the latter scenario, particularly since gold is now trading below the cost of production for about one quarter of the global gold mining community! New mining projects are being canceled or deferred and the supply of newly mined gold and scrap is now falling. Nonetheless, caution is the order of the day until we discern a more predictable upward path for the gold price.

  Thank you for your continued patronage.

                           Sincerely,

                           /s/ Peter C. Cavelti

                           Peter C. Cavelti
                           Chairman and CEO
                           Cavelti Capital Management Ltd.

                           Portfolio Manager of the
                           Blanchard Precious Metals Fund, Inc.

Dear Shareholders,

  Enclosed please find the annual report for your Blanchard Flexible Income Fund for the fiscal year ended September 30, 1997.

["Graphic representation A3 omitted. See Appendix."]

  The past year has been one of relatively good economic growth and declining inflation. The Federal Reserve Board (the "Fed") has continued its policy of promoting price stability and the market has responded by pushing bonds yields lower.

  The fund has benefited from this environment as the investments in high yield bonds* and mortgage backed securities have not only earned attractive yields, but have also appreciated in price. The third allocation, U.S. Treasurys, has provided the anchor to the portfolio.

  Looking forward, we are increasingly concerned with the tight labor markets and high resource utilization currently existing in the U.S. In order to relieve these pressures, higher interest rates will probably be required. However, if the Fed continues to be vigilant in its fight against inflation, significant interest rate increases should not be in the offing.

*Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.


  While the markets will undoubtedly have bouts of volatility, relative stability may remain the norm. In this environment, the fund should continue to benefit from its prudent blend of financial assets.

  Thank you for your continued patronage.

                         Sincerely,

                         /s/ Jack D. Burks

                         Jack D. Burks
                         Managing Director of OFFITBANK

                         Portfolio Manager of the
                         Blanchard Flexible Income Fund


Dear Shareholders,

  Enclosed please find the annual report for your Blanchard Short-Term Flexible Income Fund for the fiscal year ended September 30, 1997.

["Graphic representation A4 omitted. See Appendix."]

  The past year has been one of relatively good economic growth and declining inflation. The Federal Reserve Board (the "Fed") has continued its policy of promoting price stability and the market has responded by pushing bond yields lower.

  The fund has benefited from this environment as the investments in high yield bonds* and mortgage backed securities have not only earned attractive yields, but have also appreciated in price. The third allocation, U.S. Treasurys, has provided the anchor to the portfolio.

  Looking forward, we are increasingly concerned with the tight labor markets and high resource utilization currently existing in the U.S. In order to relieve these pressures, higher interest rates will probably be required. However, if the Fed continues to be vigilant in its fight against inflation, significant interest rate increases should not be in the offing.

*Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.


  While the markets will undoubtedly have bouts of volatility, relative stability may remain the norm. In this environment, the fund should continue to benefit from its prudent blend of financial assets.

  Thank you for your continued patronage.

                         Sincerely,

                         /s/ Jack D. Burks

                         Jack D. Burks
                         Managing Director of OFFITBANK

                         Portfolio Manager of the
                         Blanchard Short-Term Flexible Income Fund


Dear Shareholders,

  Enclosed please find the Annual Report for your Blanchard Flexible Tax-Free Bond Fund for the fiscal year ended September 30, 1997.

["Graphic representation A5 omitted. See Appendix."]

  The past fiscal year was an excellent one for investors in the Blanchard Flexible Tax-Free Bond Fund. Interest rates declined during the first fiscal quarter, but rose sharply in early 1997 as the Federal Reserve Board raised interest rates to slow an extremely strong economy and quell inflation fears. Although the economy continued to grow at a 3.5% - 4% rate over the next two quarters, inflation continued moderate with the consumer price index rising only 2.2% over the past 12 months. Consequently, interest rates declined during the final two quarters of the fund's fiscal year.

  The Blanchard Flexible Tax-Free Bond Fund was invested in a portfolio of longer-term, high-quality tax exempt bonds, with a maturity of approximately 20 years for most of the year. During the latter part of the fiscal year, cash reserves were raised to reduce the average maturity of the fund in anticipation of possible interest rate increases.

  Overall, the fund had an excellent year, posting a total return of 9.59% versus 8.43% for the Lehman Brothers Current Municipal Bond Index.+


  Additionally, the fund was ranked #31 by Lipper Analytical Services out of 233 funds in its category of general municipal debt funds for total cumulative reinvested performance for the twelve month period ended 9/30/97. The fund also outperformed the Lipper General Municipal Debt Fund average of 8.59%.++

  Morningstar has awarded the Blanchard Flexible Tax-Free Bond Fund its 4-star rating for risk-adjusted performance for the overall period ended 9/30/97 in its category of 1,374 municipal funds.*

  Naturally, past performance is no guarantee of future performance. As with any fixed income fund, investment return, yield, and principal value will vary with changing market conditions so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

  Thank you for your continued patronage.

                         Sincerely,

                         /s/ Kenneth J. McAlley

                         Kenneth J. McAlley
                         Executive Vice President
                         United States Trust Company of New York

                         Portfolio Manager of the
                         Blanchard Flexible Tax-Free Bond Fund

 +Lehman Brothers Municipal Index is an unmanaged broad market performance benchmark for the tax-exempt bond market. To be included in the Lehman Brothers Municipal Bond Index, bonds must have a minimum credit rating of at least Baa. Actual investments cannot be made in an index.

++Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. Lipper rankings and figures do not reflect sales charges.

 *Morningstar proprietary ratings reflect risk-adjusted performance through 9/30/97. The ratings are subject to change every month. Past performance is not a guarantee of future results. Morningstar ratings are calculated from the fund's three-year returns in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. The fund received 4 stars for the three-year period. It was rated among 1,374 municipal funds for the three-year period. The top ten percent of the funds in the category receive 5 stars, the next 22.5% receive 4 stars, and the next 35% receive 3 stars. The rating shown does not reflect certain management fees which were waived during the period. If reflected, they may have impacted the rating.


BLANCHARD GLOBAL GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                                            VALUE
                                           IN U.S.
 SHARES                                    DOLLARS
 ------ ------------------------------   -----------
 FOREIGN SECURITIES SECTOR--29.8%
 -------------------------------------
        AUSTRIA--0.1%
        ------------------------------
        BANKING--0.0%
        ------------------------------
   100  Bank Austria, AG                 $     4,865
        ------------------------------
   100  (a)Bank Austria AG, Rights               226
        ------------------------------   -----------
         Total                                 5,091
        ------------------------------   -----------
        CHEMICALS--0.0%
        ------------------------------
   200  Lenzing AG                            11,821
        ------------------------------   -----------
        FINANCIAL SERVICES--0.0%
        ------------------------------
   100  Creditanstalt-Bankverein               6,298
        ------------------------------
   200  Creditanstalt-Bankverein, Pfd.        10,422
        ------------------------------   -----------
         Total                                16,720
        ------------------------------   -----------
        PETROLEUM--0.1%
        ------------------------------
   150  OMV AG                                22,375
        ------------------------------   -----------
        RUBBER & MISC. MATERIALS--0.0%
        ------------------------------
   200  Radex-Heraklith                        8,299
        ------------------------------   -----------
        STEEL--0.0%
        ------------------------------
   100  Boehler-Uddeholm                       8,403
        ------------------------------   -----------
        UTILITIES--0.0%
        ------------------------------
   100  Oest Elektrizitats, Class A            7,081
        ------------------------------   -----------
         TOTAL AUSTRIA                        79,790
        ------------------------------   -----------
        BRAZIL--0.0%
        ------------------------------
 7,481  Rhodia-Ster S.A., GDR                 18,702
        ------------------------------   -----------
        DENMARK--0.1%
        ------------------------------
        BANKING--0.1%
        ------------------------------
   200  Den Danske Bank                       21,787
        ------------------------------
   400  Unidanmark, Class A                   25,978
        ------------------------------   -----------
         Total                                47,765
        ------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                            VALUE
                                           IN U.S.
 SHARES                                    DOLLARS
 ------ ------------------------------   ------------
 FOREIGN SECURITIES SECTOR--CONTINUED
 -------------------------------------
        DENMARK--CONTINUED
        ------------------------------
        COMMUNICATIONS EQUIPMENT--0.0%
        ------------------------------
   200  Tele Danmark AS, Class B         $     10,492
        ------------------------------   ------------
        ENVIRONMENTAL SERVICES--0.0%
        ------------------------------
   100  Danisco                                 5,662
        ------------------------------   ------------
        INDUSTRIAL SERVICES--0.0%
        ------------------------------
   100  Nkt Holding                             7,728
        ------------------------------   ------------
        MISCELLANEOUS--0.0%
        ------------------------------
   300  Korn-Og Foderstof                       9,363
        ------------------------------   ------------
        TRANSPORTATION-AIR--0.0%
        ------------------------------
   400  SAS Danmark AS                          6,717
        ------------------------------   ------------
         TOTAL DENMARK                         87,727
        ------------------------------   ------------
        FINLAND--0.2%
        ------------------------------
        BANKING--0.0%
        ------------------------------
 3,950  Merita Ltd, Class A                    18,739
        ------------------------------   ------------
        ELECTRICAL EQUIPMENT--0.1%
        ------------------------------
   250  Nokia AB, Class K                      23,672
        ------------------------------
   500  Nokia AB-A                             47,534
        ------------------------------   ------------
         Total                                 71,206
        ------------------------------   ------------
        MISCELLANEOUS--0.1%
        ------------------------------
    36  Rauma Oy                                  748
        ------------------------------
 1,300  UPM-Kymmene OY                         36,118
        ------------------------------   ------------
         Total                                 36,866
        ------------------------------   ------------
        NON-FERROUS METALS--0.0%
        ------------------------------
   500  Outokumpu Oy                            9,119
        ------------------------------   ------------
        TRADING COMPANY--0.0%
        ------------------------------
   750  Kesko                                  10,560
        ------------------------------   ------------
         TOTAL FINLAND                        146,490
        ------------------------------   ------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                      VALUE
                                                     IN U.S.
 SHARES                                              DOLLARS
 ------ ----------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 -----------------------------------------------
        FRANCE--0.7%
        ----------------------------------------
        AUTOMOBILE--0.0%
        ----------------------------------------
   150  Peugeot S.A.                               $    19,772
        ----------------------------------------   -----------
        BEVERAGE--0.2%
        ----------------------------------------
   310  LVMH (Moet-Hennessy)                            65,891
        ----------------------------------------   -----------
        BROADCASTING--0.0%
        ----------------------------------------
   150  Havas S.A.                                      10,182
        ----------------------------------------   -----------
        BUILDING MATERIALS--0.1%
        ----------------------------------------
   255  Compagnie de St. Gobain                         39,329
        ----------------------------------------
   280  Lafarge-Coppee                                  20,521
        ----------------------------------------   -----------
         Total                                          59,850
        ----------------------------------------   -----------
        CHEMICALS--0.1%
        ----------------------------------------
 1,122  Rhone-Poulenc, Class A                          44,633
        ----------------------------------------   -----------
        FINANCIAL SERVICES--0.1%
        ----------------------------------------
   260  AXA                                             17,442
        ----------------------------------------
   230  Compagnie Financiere de Paribas, Class A        17,058
        ----------------------------------------   -----------
         Total                                          34,500
        ----------------------------------------   -----------
        MOTOR VEHICLE PARTS--0.0%
        ----------------------------------------
   384  Michelin, Class B                               21,813
        ----------------------------------------   -----------
        PHARMACEUTICALS--0.2%
        ----------------------------------------
   220  L'Oreal                                         88,072
        ----------------------------------------
   290  Sanofi S.A.                                     26,934
        ----------------------------------------   -----------
         Total                                         115,006
        ----------------------------------------   -----------
        RETAILERS-BROADLINE--0.0%
        ----------------------------------------
    60  Pinault-Printemps-Redoute S.A.                  28,146
        ----------------------------------------   -----------
        RETAILERS SPECIALTY--0.0%
        ----------------------------------------
   275  Castorama Dubois Investisse                     29,574
        ----------------------------------------   -----------
        UTILITIES--0.0%
        ----------------------------------------
   170  Lyonnaise des Eaux S.A.                         18,970
        ----------------------------------------   -----------
         TOTAL FRANCE                                  448,337
        ----------------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                       VALUE
                                                      IN U.S.
 SHARES                                               DOLLARS
 ------ -----------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ------------------------------------------------
        GERMANY--2.6%
        -----------------------------------------
        AIRLINES--0.1%
        -----------------------------------------
 2,500  Deutsche Lufthansa AG                       $    49,237
        -----------------------------------------   -----------
        AUTOMOTIVE & RELATED--0.1%
        -----------------------------------------
 1,000  Daimler Benz AG                                  82,515
        -----------------------------------------   -----------
        BANKING--0.4%
        -----------------------------------------
 2,250  Bayerische Hypotheken-Und Wechsel-Bank AG        96,140
        -----------------------------------------
 2,700  Deutsche Bank AG                                190,090
        -----------------------------------------   -----------
         Total                                          286,230
        -----------------------------------------   -----------
        CHEMICALS--0.2%
        -----------------------------------------
 4,500  Bayer AG                                        179,165
        -----------------------------------------   -----------
        ELECTRICAL EQUIPMENT--0.6%
        -----------------------------------------
 5,650  Siemens AG                                      381,634
        -----------------------------------------   -----------
        HEALTHCARE-GENERAL--0.1%
        -----------------------------------------
 1,500  Merck KGAA                                       57,302
        -----------------------------------------   -----------
        INSURANCE-LIFE--0.6%
        -----------------------------------------
 1,500  Allianz AG Holding                              361,895
        -----------------------------------------   -----------
        MULTI-INDUSTRY--0.2%
        -----------------------------------------
   218  Viag AG                                          97,566
        -----------------------------------------   -----------
        STEEL--0.1%
        -----------------------------------------
   200  Thyssen AG                                       46,634
        -----------------------------------------   -----------
        UTILITIES-ELECTRIC--0.2%
        -----------------------------------------
 2,050  RWE AG                                           99,254
        -----------------------------------------   -----------
         TOTAL GERMANY                                1,641,432
        -----------------------------------------   -----------
        HONG KONG--1.1%
        -----------------------------------------
        BANKING--0.2%
        -----------------------------------------
 4,844  Bank Of East Asia                                18,093
        -----------------------------------------
 6,000  Hang Seng Bank, Ltd.                             73,856
        -----------------------------------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                VALUE
                                               IN U.S.
 SHARES                                        DOLLARS
 ------ ----------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 -----------------------------------------
        HONG KONG--CONTINUED
        ----------------------------------
        BANKING--CONTINUED
        ----------------------------------
  1,545 HSBC Holdings PLC                    $    51,713
        ----------------------------------
  1,200 Wing Lung Bank                             7,118
        ----------------------------------   -----------
         Total                                   150,780
        ----------------------------------   -----------
        BROADCASTING--0.0%
        ----------------------------------
  2,000 Television Broadcasting                    7,082
        ----------------------------------   -----------
        ENTERTAINMENT & RECREATION--0.0%
        ----------------------------------
  3,000 Hong Kong & Shang Hot                      3,644
        ----------------------------------
  4,000 Shangri-La Asia                            4,110
        ----------------------------------   -----------
         Total                                     7,754
        ----------------------------------   -----------
        FINANCIAL SERVICES--0.0%
        ----------------------------------
  6,000 Peregrine Investment                      10,196
        ----------------------------------   -----------
        MULTI-INDUSTRY--0.2%
        ----------------------------------
  9,000 Hutchison Whampoa                         88,686
        ----------------------------------
  3,000 Swire Pacific, Ltd.                       22,971
        ----------------------------------   -----------
         Total                                   111,657
        ----------------------------------   -----------
        PROPERTY--0.1%
        ----------------------------------
  2,000 Hysan Development Co., Ltd.                5,983
        ----------------------------------
  5,033 New World Development Co., Ltd.           30,440
        ----------------------------------
  4,000 Wharf Holdings Ltd.                       14,732
        ----------------------------------   -----------
         Total                                    51,155
        ----------------------------------   -----------
        REAL ESTATE--0.3%
        ----------------------------------
  5,000 Cheung Kong                               56,216
        ----------------------------------
 10,000 Sun Hung Kai Properties                  117,601
        ----------------------------------   -----------
         Total                                   173,817
        ----------------------------------   -----------
        TELECOMMUNICATIONS--0.2%
        ----------------------------------
 34,843 Hong Kong Telecommunications, Ltd.        78,800
        ----------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                               VALUE
                                              IN U.S.
 SHARES                                       DOLLARS
 ------ ---------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ----------------------------------------
        HONG KONG--CONTINUED
        ---------------------------------
        UTILITIES--0.1%
        ---------------------------------
  9,000 China Light and Power Co., Ltd.     $    49,548
        ---------------------------------
 12,000 Hong Kong and China Gas Co., Ltd.        24,735
        ---------------------------------   -----------
         Total                                   74,283
        ---------------------------------   -----------
         TOTAL HONG KONG                        665,524
        ---------------------------------   -----------
        IRELAND--0.3%
        ---------------------------------
        BANKING--0.0%
        ---------------------------------
      1 Bank of Ireland PLC                           7
        ---------------------------------   -----------
        BUILDING MATERIALS--0.3%
        ---------------------------------
 14,329 CRH PLC                                 163,425
        ---------------------------------   -----------
         TOTAL IRELAND                          163,432
        ---------------------------------   -----------
        ITALY--1.0%
        ---------------------------------
        AUTOMOTIVE & RELATED--0.2%
        ---------------------------------
 37,510 Fiat SPA                                133,859
        ---------------------------------
  4,180 Fiat SPA                                  7,434
        ---------------------------------   -----------
         Total                                  141,293
        ---------------------------------   -----------
        BANKING--0.1%
        ---------------------------------
  5,300 Banca Commerciale Italiana               15,229
        ---------------------------------
    600 Imi                                       6,437
        ---------------------------------   -----------
         Total                                   21,666
        ---------------------------------   -----------
        BROADCASTING--0.0%
        ---------------------------------
  3,500 Mediaset SPA                             18,046
        ---------------------------------   -----------
        FINANCE-0.0%
        ---------------------------------
  6,200 Credito Italiano                         16,774
        ---------------------------------   -----------
        PAPER PRODUCTS--0.0%
        ---------------------------------
  1,000 Burgo (Cartiere) SPA                      6,488
        ---------------------------------   -----------
        PETROLEUM--0.3%
        ---------------------------------
 26,000 Eni SPA                                 163,729
        ---------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                     VALUE
                                                    IN U.S.
 SHARES                                             DOLLARS
 ------ ---------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ----------------------------------------------
        ITALY--CONTINUED
        ---------------------------------------
        RUBBER & MISC. MATERIALS--0.0%
        ---------------------------------------
  2,300 Pirelli SPA                               $     6,742
        ---------------------------------------   -----------
        TELECOMMUNICATIONS--0.4%
        ---------------------------------------
 46,000 Telecom Italia Mobile SPA                     182,545
        ---------------------------------------
  9,944 Telecom Italia SPA                             66,249
        ---------------------------------------   -----------
         Total                                        248,794
        ---------------------------------------   -----------
        UTILITIES--0.0%
        ---------------------------------------
  1,200 Edison SPA                                      6,458
        ---------------------------------------   -----------
         TOTAL ITALY                                  629,990
        ---------------------------------------   -----------
        JAPAN--10.3%
        ---------------------------------------
        AIRLINES-0.0%
        ---------------------------------------
  2,000 Japan Airlines Co.                              7,276
        ---------------------------------------   -----------
        AUTOMOTIVE & RELATED--1.0%
        ---------------------------------------
  2,000 Denso Corp.                                    48,562
        ---------------------------------------
  3,000 Honda Motor Co., Ltd.                         104,666
        ---------------------------------------
  5,000 Nissan Motor Co., Ltd.                         29,833
        ---------------------------------------
 15,000 Toyota Motor Credit Corp.                     459,932
        ---------------------------------------   -----------
         Total                                        642,993
        ---------------------------------------   -----------
        BANKING--1.7%
        ---------------------------------------
  9,000 Asahi Bank, Ltd.                               52,208
        ---------------------------------------
 18,000 Bank of Tokyo-Mitsubishi, Ltd.                343,084
        ---------------------------------------
  9,000 Fuji Bank, Ltd., Tokyo                         99,196
        ---------------------------------------
  8,000 Industrial Bank of Japan, Ltd., Tokyo          99,445
        ---------------------------------------
  6,000 Mitsubishi Trust & Banking Corp., Tokyo        93,478
        ---------------------------------------
  4,000 Mitsui Trust & Banking                         19,922
        ---------------------------------------
 15,000 Sakura Bank, Ltd., Tokyo                       71,725
        ---------------------------------------
 10,000 Sumitomo Bank, Ltd., Osaka                    150,825
        ---------------------------------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                 VALUE
                                                IN U.S.
 SHARES                                         DOLLARS
 ------ -----------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ------------------------------------------
        JAPAN--CONTINUED
        -----------------------------------
        BANKING--CONTINUED
        -----------------------------------
  8,000 Tokai Bank, Ltd., Nagoya              $    66,230
        -----------------------------------   -----------
         Total                                    996,113
        -----------------------------------   -----------
        BUILDING & CONSTRUCTION-0.0%
        -----------------------------------
  1,000 Obayashi Corp.                              6,041
        -----------------------------------   -----------
        BUILDING MATERIALS--0.0%
        -----------------------------------
  3,000 Takara Standard Co.                        21,331
        -----------------------------------   -----------
        CAPITAL GOODS--0.2%
        -----------------------------------
 13,000 Asahi Glass Co., Ltd.                     101,052
        -----------------------------------   -----------
        CHEMICALS & RELATED--0.4%
        -----------------------------------
 12,000 Daicel Chemical Industries                 30,728
        -----------------------------------
  6,000 Sekisui Chemical Co.                       45,198
        -----------------------------------
  1,000 Shin-Etsu Chemical Co.                     27,513
        -----------------------------------
  6,000 Sumitomo Bakelite Co., Ltd.                42,562
        -----------------------------------
  2,000 Sumitomo Chemical Co.                       7,342
        -----------------------------------
  3,000 Takeda Chemical Industries                 89,998
        -----------------------------------   -----------
         Total                                    243,341
        -----------------------------------   -----------
        CHEMICAL-SPECIALTY--0.3%
        -----------------------------------
  2,000 Fuji Photo Film Co.                        82,539
        -----------------------------------
  5,000 Shiseido Co.                               80,385
        -----------------------------------   -----------
         Total                                    162,924
        -----------------------------------   -----------
        COMMUNICATION EQUIPMENT--0.3%
        -----------------------------------
  8,000 Matsushita Electric Industrial Co.        144,526
        -----------------------------------
      1 NTT Data Communications Systems Co.        45,330
        -----------------------------------   -----------
         Total                                    189,856
        -----------------------------------   -----------
        COMPUTERS--0.2%
        -----------------------------------
  6,000 Fujitsu, Ltd.                              75,081
        -----------------------------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                       VALUE
                                                      IN U.S.
 SHARES                                               DOLLARS
 ------- ----------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ------------------------------------------------
         JAPAN--CONTINUED
         ----------------------------------------
         COMPUTERS--CONTINUED
         ----------------------------------------
   6,000 NEC Corp.                                  $    73,092
         ----------------------------------------   -----------
          Total                                         148,173
         ----------------------------------------   -----------
         CONSUMER ELECTRONIC--0.4%
         ----------------------------------------
   1,000 Rohm Co.                                       117,676
         ----------------------------------------
   6,000 Sharp Corp.                                     54,695
         ----------------------------------------
   1,000 Sony Corp.                                      94,473
         ----------------------------------------   -----------
          Total                                         266,844
         ----------------------------------------   -----------
         ELECTRONICS & ELECTRICAL EQUIPMENT--0.9%
         ----------------------------------------
     500 Advantest                                       49,308
         ----------------------------------------
   2,000 Canon Sales Co., Inc.                           39,446
         ----------------------------------------
   5,000 Canon, Inc.                                    146,267
         ----------------------------------------
  16,000 Hitachi, Ltd.                                  139,223
         ----------------------------------------
     600 Kyocera Corp.                                   39,231
         ----------------------------------------
   1,000 Mitsubishi Corp.                                 9,696
         ----------------------------------------
   1,000 Murata Manufacturing                            43,258
         ----------------------------------------
   1,000 Tokyo Electron, Ltd.                            61,076
         ----------------------------------------
   4,000 Yamatake-Honeywell                              56,352
         ----------------------------------------   -----------
          Total                                         583,857
         ----------------------------------------   -----------
         FINANCIAL SERVICES--0.8%
         ----------------------------------------
   2,200 Credit Saison Co., Ltd.                         59,799
         ----------------------------------------
   4,000 Daiwa Securities Co., Ltd.                      24,530
         ----------------------------------------
 134,000 (a)Nikkei 300 Stock Index List Fund            304,268
         ----------------------------------------
   7,000 Nomura Securities Co., Ltd.                     91,075
         ----------------------------------------
   3,000 Yamaichi Securities Co., Ltd.                    6,166
         ----------------------------------------   -----------
          Total                                         485,838
         ----------------------------------------   -----------
         FOOD PROCESSING--0.1%
         ----------------------------------------
   3,000 House Foods Corp.                               50,965
         ----------------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                 VALUE
                                                IN U.S.
 SHARES                                         DOLLARS
 ------ -----------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ------------------------------------------
        JAPAN--CONTINUED
        -----------------------------------
        HOUSING & CONSTRUCTION--0.1%
        -----------------------------------
 13,000 Taisei Corp.                          $    48,587
        -----------------------------------   -----------
        INSURANCE--0.2%
        -----------------------------------
 11,000 Sumitomo Marine & Fire                     76,117
        -----------------------------------
  4,000 Tokio Marine and Fire Insurance Co.        48,065
        -----------------------------------   -----------
         Total                                    124,182
        -----------------------------------   -----------
        MACHINERY--0.3%
        -----------------------------------
 14,000 Komatsu, Ltd.                              78,313
        -----------------------------------
  4,000 Mori Seiki Co.                             46,739
        -----------------------------------
  4,000 Takuma Co., Ltd.                           39,778
        -----------------------------------   -----------
         Total                                    164,830
        -----------------------------------   -----------
        NON-RESIDENTIAL CONSTRUCTION--0.1%
        -----------------------------------
  7,000 Sekisui House, Ltd.                        66,711
        -----------------------------------   -----------
        OIL & RELATED--0.0%
        -----------------------------------
  8,000 Mitsubishi Oil Co.                         21,480
        -----------------------------------   -----------
        PAPER PRODUCTS--0.0%
        -----------------------------------
  2,000 Nippon Paper Industries Co.                10,972
        -----------------------------------   -----------
        PHARMACEUTICALS--0.4%
        -----------------------------------
  6,000 Chugai Pharmaceutical Co.                  51,711
        -----------------------------------
  4,000 Kaken Pharmaceutical                       13,823
        -----------------------------------
  2,000 Sankyo Co., Ltd.                           69,280
        -----------------------------------
  4,000 Shionogi and Co.                           24,894
        -----------------------------------
  3,000 Yamanouchi Pharmaceutical Co., Ltd.        74,086
        -----------------------------------   -----------
         Total                                    233,794
        -----------------------------------   -----------
        PHOTO EQUIPMENT & SUPPLIES--0.0%
        -----------------------------------
  1,000 Nikon Corp.                                15,745
        -----------------------------------   -----------
        PRINTING-COMMERCIAL--0.0%
        -----------------------------------
  1,000 Dai Nippon Printing Co., Ltd.              21,381
        -----------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                VALUE
                                               IN U.S.
 SHARES                                        DOLLARS
 ------ ----------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 -----------------------------------------
        JAPAN--CONTINUED
        ----------------------------------
        REAL ESTATE--0.2%
        ----------------------------------
  8,000 Mitsubishi Estate Co., Ltd.          $   116,682
        ----------------------------------   -----------
        RETAIL--0.3%
        ----------------------------------
  1,000 Daiei, Inc.                                5,519
        ----------------------------------
  5,000 Hankyu Department Stores, Inc.            41,435
        ----------------------------------
  1,000 Isetan Co.                                 9,613
        ----------------------------------
  2,000 Ito Yokado Co., Ltd.                     108,395
        ----------------------------------   -----------
         Total                                   164,962
        ----------------------------------   -----------
        RUBBER & MISC. MATERIALS--0.1%
        ----------------------------------
  3,000 Bridgestone Corp.                         72,097
        ----------------------------------   -----------
        SHIPBUILDING--0.2%
        ----------------------------------
 27,000 Mitsubishi Heavy Industries, Ltd.        147,899
        ----------------------------------   -----------
        STEEL--0.1%
        ----------------------------------
 44,000 NKK Corp.                                 59,070
        ----------------------------------
  9,000 Nippon Steel Co.                          19,839
        ----------------------------------   -----------
         Total                                    78,909
        ----------------------------------   -----------
        TELECOMMUNICATIONS--0.9%
        ----------------------------------
     62 Nippon Telegraph & Telephone Corp.       570,316
        ----------------------------------   -----------
        TEXTILE & APPAREL--0.1%
        ----------------------------------
  6,000 Nisshinbo Industries                      39,728
        ----------------------------------   -----------
        TRADING COMPANY--0.3%
        ----------------------------------
 15,000 Itochu Corp.                              51,960
        ----------------------------------
 22,000 Marubeni Corp.                            72,926
        ----------------------------------
  4,000 Onward Kashiyama Co., Ltd.                57,678
        ----------------------------------   -----------
         Total                                   182,564
        ----------------------------------   -----------
        TRANSPORTATION--0.4%
        ----------------------------------
     12 East Japan Railway Co.                    56,286
        ----------------------------------
 35,000 (a)Kawasaki Kisen Kaisha, Ltd.            38,286
        ----------------------------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                             VALUE
                                            IN U.S.
 SHARES                                     DOLLARS
 ------ -------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 --------------------------------------
        JAPAN--CONTINUED
        -------------------------------
        TRANSPORTATION--CONTINUED
        -------------------------------
 28,000 Kinki Nippon Railway              $   159,874
        -------------------------------   -----------
         Total                                254,446
        -------------------------------   -----------
        UTILITIES--0.3%
        -------------------------------
    900 Kansai Electric Power Co., Inc.        16,035
        -------------------------------
  1,000 Sumitomo Electric Industries           14,337
        -------------------------------
  8,100 Tokyo Electric Power Co.              155,731
        -------------------------------   -----------
         Total                                186,103
        -------------------------------   -----------
         TOTAL JAPAN                        6,427,992
        -------------------------------   -----------
        NETHERLANDS--0.7%
        -------------------------------
        BANKING--0.1%
        -------------------------------
  1,621 ABN-Amro Hldgs N.V.                    32,822
        -------------------------------   -----------
        CONSUMER & RELATED--0.0%
        -------------------------------
    200 Heineken N.V.                          35,080
        -------------------------------   -----------
        FOOD PROCESSING--0.1%
        -------------------------------
    200 Unilever N.V.                          42,687
        -------------------------------   -----------
        HOUSEHOLD DURABLES--0.1%
        -------------------------------
    600 Philips Electronics N.V.               50,766
        -------------------------------   -----------
        INSURANCE--0.2%
        -------------------------------
    315 Aegon N.V.                             25,228
        -------------------------------
  1,065 Ahold N.V.                             28,788
        -------------------------------
  1,436 ING Groep N.V.                         65,945
        -------------------------------   -----------
         Total                                119,961
        -------------------------------   -----------
        PETROLEUM--0.2%
        -------------------------------
  2,600 Royal Dutch Petroleum                 145,526
        -------------------------------   -----------
         TOTAL NETHERLANDS                    426,842
        -------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                               VALUE
                                              IN U.S.
 SHARES                                       DOLLARS
 ------ ---------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ----------------------------------------
        NEW ZEALAND--0.1%
        ---------------------------------
        BUILDING MATERIALS--0.0%
        ---------------------------------
 5,552  Fletcher Challenge Energy           $     6,936
        ---------------------------------   -----------
        FOREST PRODUCTS--0.1%
        ---------------------------------
 8,300  Carter Holt Harvey                       18,026
        ---------------------------------
   222  Fletcher Challenge Forests                  277
        ---------------------------------   -----------
         Total                                   18,303
        ---------------------------------   -----------
        TELECOMMUNICATIONS--0.0%
        ---------------------------------
 3,900  Telecom Corp. of New Zealand             19,788
        ---------------------------------   -----------
         TOTAL NEW ZEALAND                       45,027
        ---------------------------------   -----------
        NORWAY--0.2%
        ---------------------------------
        ENERGY--0.1%
        ---------------------------------
 1,000  Norsk Hydro AS                           59,591
        ---------------------------------   -----------
        FOREST PRODUCTS--0.1%
        ---------------------------------
   300  Norske Skogindustrier AS, Class A        11,271
        ---------------------------------
   200  Norske Skogindustrier AS, Class B         6,867
        ---------------------------------   -----------
         Total                                   18,138
        ---------------------------------   -----------
        INSURANCE-LIFE--0.0%
        ---------------------------------
 1,300  (a)Storebrand ASA                         9,329
        ---------------------------------   -----------
        MULTI-INDUSTRY--0.0%
        ---------------------------------
   200  Aker AS, Class A                          3,743
        ---------------------------------
    40  Aker AS, Class B                            681
        ---------------------------------
   100  Orkla Borregaard AS, Class A              8,837
        ---------------------------------   -----------
         Total                                   13,261
        ---------------------------------   -----------
        NON-FERROUS METALS--0.0%
        ---------------------------------
   400  Elkem AS, Class A                         7,092
        ---------------------------------   -----------
         TOTAL NORWAY                           107,411
        ---------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                              VALUE
                                             IN U.S.
 SHARES                                      DOLLARS
 ------ --------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ---------------------------------------
        SOUTH AFRICA--0.1%
        --------------------------------
        MINERAL PRODUCTS--0.1%
        --------------------------------
 20,000 Billiton PLC                       $    77,030
        --------------------------------   -----------
        SPAIN--0.8%
        --------------------------------
        BANKING--0.1%
        --------------------------------
    300 Argentaria SA                           17,947
        --------------------------------
    900 Banco Bilbao Vizcaya SA                 27,705
        --------------------------------
  1,200 Banco Santander                         39,311
        --------------------------------   -----------
         Total                                  84,963
        --------------------------------   -----------
        PETROLEUM--0.1%
        --------------------------------
  1,100 Repsol SA                               47,531
        --------------------------------   -----------
        REAL ESTATE--0.3%
        --------------------------------
  6,000 Vallehermosa SA                        165,405
        --------------------------------   -----------
        TELECOMMUNICATIONS--0.1%
        --------------------------------
  2,200 Telefonica de Espana                    69,123
        --------------------------------   -----------
        UTILITIES--0.2%
        --------------------------------
  2,400 Endesa SA                               51,209
        --------------------------------
    400 Gas Natural SDG SA                      21,063
        --------------------------------
  2,200 Iberdrola SA                            27,045
        --------------------------------
    600 Union Elec Fenosa                        5,205
        --------------------------------   -----------
         Total                                 104,522
        --------------------------------   -----------
         TOTAL SPAIN                           471,544
        --------------------------------   -----------
        SWEDEN--0.7%
        --------------------------------
        BANKING--0.0%
        --------------------------------
  1,500 Skand Enskilda BKN, Class A             18,188
        --------------------------------
    300 Svenska Handelsbanken, Stockholm        10,399
        --------------------------------   -----------
         Total                                  28,587
        --------------------------------   -----------
        COMMUNICATIONS--0.2%
        --------------------------------
  2,300 Telefonaktiebolaget LM Ericsson        110,491
        --------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                VALUE
                                                               IN U.S.
 SHARES                                                        DOLLARS
 ------  -------------------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ---------------------------------------------------------
         SWEDEN--CONTINUED
         -------------------------------------------------
         MISCELLANEOUS--0.2%
         -------------------------------------------------
 2,600   Scania AB, Class A                                       78,814
         -------------------------------------------------
 2,600   Scania AB, Class B                                  $    78,814
         -------------------------------------------------   -----------
          Total                                                  157,628
         -------------------------------------------------   -----------
         PHARMACEUTICALS--0.3%
         -------------------------------------------------
 8,800   Astra AB, Class A                                       162,372
         -------------------------------------------------   -----------
          TOTAL SWEDEN                                           459,078
         -------------------------------------------------   -----------
         SWITZERLAND--7.6%
         -------------------------------------------------
         AIRLINES-0.1%
         -------------------------------------------------
    30   Sairgroup                                                40,120
         -------------------------------------------------   -----------
         BANKING--1.2%
         -------------------------------------------------
   600   Credit Suisse Group                                      81,064
         -------------------------------------------------
   200   Schweizerische Bankgesellschaft (UBS)                    46,755
         -------------------------------------------------
   300   Schweizerische Bankgesellschaft (UBS)                   350,454
         -------------------------------------------------
   900   Schweizerischer Bankverein                              243,193
         -------------------------------------------------   -----------
          Total                                                  721,466
         -------------------------------------------------   -----------
         BUILDING PRODUCTS--0.1%
         -------------------------------------------------
    50   Holderbank Financiere Glaris AG, Class B                 47,442
         -------------------------------------------------
   100   Holderbank Financiere Glaris AG, Class R                 19,527
         -------------------------------------------------   -----------
          Total                                                   66,969
         -------------------------------------------------   -----------
         COMMERCIAL SERVICES--0.0%
         -------------------------------------------------
    15   SGS Societe Generale de Surveillance Holding S.A.        26,248
         -------------------------------------------------   -----------
         ELECTRICAL EQUIPMENT--0.3%
         -------------------------------------------------
    95   ABB AG                                                  139,913
         -------------------------------------------------
    10   Schindler Holding AG                                     12,445
         -------------------------------------------------
    50   Sulzer AG                                                38,023
         -------------------------------------------------   -----------
          Total                                                  190,381
         -------------------------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                      VALUE
                                     IN U.S.
 SHARES                                                              DOLLARS
 ------ --------------------------------------------------------   ------------
 FOREIGN SECURITIES SECTOR--CONTINUED
 ---------------------------------------------------------------
        SWITZERLAND--CONTINUED
        --------------------------------------------------------
        FOOD PROCESSING--1.1%
        --------------------------------------------------------
    500 Nestle SA                                                  $    696,507
        --------------------------------------------------------   ------------
        HEALTHCARE-GENERAL--1.6%
        --------------------------------------------------------
    100 Roche Holding AG                                              1,015,677
        --------------------------------------------------------   ------------
        HOUSEHOLD PRODUCTS--0.4%
        --------------------------------------------------------
    600 Zurich Versicherungsgesellschaft                                261,139
        --------------------------------------------------------   ------------
        HUMAN RESOURCES--0.1%
        --------------------------------------------------------
    200 Adecco S.A.                                                      80,446
        --------------------------------------------------------   ------------
        INSURANCE-LIFE--0.5%
        --------------------------------------------------------
    190 Schw Rueckversicherungs                                         284,922
        --------------------------------------------------------   ------------
        METAL & MINING--0.1%
        --------------------------------------------------------
     75 Alusuisse Lonza Holding AG                                       73,002
        --------------------------------------------------------   ------------
        MISCELLANEOUS--2.0%
        --------------------------------------------------------
    790 Novartis AG                                                   1,211,909
        --------------------------------------------------------   ------------
        RETAIL-RESTAURANTS--0.0%
        --------------------------------------------------------
     50 Valora Holding AG                                                10,640
        --------------------------------------------------------   ------------
        UNASSIGNED--0.1%
        --------------------------------------------------------
     50 Societe Suisse pour la Microelectronique et l'Horlogerie         29,772
        --------------------------------------------------------
    200 Societe Suisse pour la Microelectronique et l'Horlogerie         27,537
        --------------------------------------------------------   ------------
         Total                                                           57,309
        --------------------------------------------------------   ------------
         TOTAL SWITZERLAND                                            4,736,735
        --------------------------------------------------------   ------------
        UNITED KINGDOM--3.2%
        --------------------------------------------------------
        AEROSPACE--0.1%
        --------------------------------------------------------
  1,900 British Aerospace PLC                                            50,307
        --------------------------------------------------------   ------------
        BANKING--0.6%
        --------------------------------------------------------
  7,100 Lloyds TSB Group PLC                                             95,311
        --------------------------------------------------------
 18,028 National Westminster Bank PLC, London                           272,242
        --------------------------------------------------------   ------------
         Total                                                          367,553
        --------------------------------------------------------   ------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                               VALUE
                                                              IN U.S.
 SHARES                                                       DOLLARS
 ------ -------------------------------------------------   -----------
 FOREIGN SECURITIES SECTOR--CONTINUED
 --------------------------------------------------------
        UNITED KINGDOM--CONTINUED
        -------------------------------------------------
        BROADCASTING--0.4%
        -------------------------------------------------
    900 British Sky Broadcasting Group PLC                   $    6,809
        -------------------------------------------------
 27,500 Carlton Communications PLC                              227,572
        -------------------------------------------------   -----------
         Total                                                  234,381
        -------------------------------------------------   -----------
        DIVERSIFIED OPERATIONS--0.2%
        -------------------------------------------------
 19,334 Williams Holdings PLC                                   115,040
        -------------------------------------------------   -----------
        FOOD PROCESSING--0.2%
        -------------------------------------------------
 14,300 Allied Domecq PLC                                       113,334
        -------------------------------------------------   -----------
        HEALTH CARE--0.5%
        -------------------------------------------------
 33,224 Smithkline Beecham Corp.                                324,121
        -------------------------------------------------   -----------
        MACHINERY--0.3%
        -------------------------------------------------
  8,800 Siebe PLC                                               176,949
        -------------------------------------------------   -----------
        MULTI-INDUSTRY--0.3%
        -------------------------------------------------
  7,500 Hanson PLC, ADR                                         180,938
        -------------------------------------------------   -----------
        OIL & RELATED--0.2%
        -------------------------------------------------
 10,370 British Petroleum Co. PLC                               156,347
        -------------------------------------------------   -----------
        PHARMACEUTICALS--0.2%
        -------------------------------------------------
  4,800 Glaxo Wellcome PLC                                      107,036
        -------------------------------------------------   -----------
        PUBLISHING--0.2%
        -------------------------------------------------
 12,722 EMI Group PLC                                           124,933
        -------------------------------------------------   -----------
        RETAIL--0.0%
        -------------------------------------------------
  5,468 Thorn EMI                                                12,318
        -------------------------------------------------   -----------
        TELECOMMUNICATIONS--0.0%
        -------------------------------------------------
  1,125 Cable & Wireless                                          9,578
        -------------------------------------------------   -----------
         TOTAL UNITED KINGDOM                                 1,972,835
        -------------------------------------------------   -----------
         TOTAL FOREIGN SECURITIES SECTOR (IDENTIFIED COST
        $18,032,118)                                         18,605,918
        -------------------------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                      VALUE
                                     IN U.S.
  SHARES                                                           DOLLARS
 --------- ---------------------------------------------------   ------------
 EMERGING MARKETS SECURITIES SECTOR--9.9%
 -------------------------------------------------------------
           ARGENTINA--0.3%
           ---------------------------------------------------
           PETROLEUM--0.3%
           ---------------------------------------------------
    21,385 Compania Naviera Perez Companc S.A., Class B          $    172,398
           ---------------------------------------------------   ------------
           BRAZIL--1.4%
           ---------------------------------------------------
           BANKING--0.1%
           ---------------------------------------------------
 7,000,000 Banco Bradesco S.A., Pfd.                                   73,794
           ---------------------------------------------------   ------------
           BASIC INDUSTRY--0.6%
           ---------------------------------------------------
     4,387 (a)Cia Acos Especiais Itabira-Acesita, ADR                  16,937
           ---------------------------------------------------
     3,207 (a)Companhia Energetica de Minas Gerais, ADR               176,219
           ---------------------------------------------------
     7,400 Companhia Vale Do Rio Doce, ADR                            181,017
           ---------------------------------------------------   ------------
            Total                                                     374,173
           ---------------------------------------------------   ------------
           INDUSTRIAL SERVICES--0.6%
           ---------------------------------------------------
     2,750 Telecomunicacoes Brasileras, ADR                           354,063
           ---------------------------------------------------   ------------
           STEEL--0.0%
           ---------------------------------------------------
 1,211,792 Cia Acos Especiais Itabira-Acesita, Pfd.                     2,632
           ---------------------------------------------------   ------------
           UTILITIES--0.1%
           ---------------------------------------------------
   150,000 Centrais Eletricas Brasileiras S.A., Pfd., Series B         84,887
           ---------------------------------------------------
     6,588 Light Servicos de Eletricidade S.A.                          2,820
           ---------------------------------------------------   ------------
            Total                                                      87,707
           ---------------------------------------------------   ------------
            TOTAL BRAZIL                                              892,369
           ---------------------------------------------------   ------------
           CHILE--0.8%
           ---------------------------------------------------
           CONSUMER DURABLES--0.2%
           ---------------------------------------------------
     4,200 Compania Cervecerias Unidas S.A., ADR                      120,750
           ---------------------------------------------------   ------------
           ENGINEERING-BUSINESS SERVICES--0.3%
           ---------------------------------------------------
     5,319 Chilgener S.A., ADR                                        145,940
           ---------------------------------------------------   ------------
           TELECOMMUNICATIONS--0.1%
           ---------------------------------------------------
     2,525 Compania Telecomunicacion Chile, ADR                        81,747
           ---------------------------------------------------   ------------
           UTILITIES--0.2%
           ---------------------------------------------------
     3,750 (b)Chilectra S.A., ADR                                     118,378
           ---------------------------------------------------   ------------
            TOTAL CHILE                                               466,815
           ---------------------------------------------------   ------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                      VALUE
                                     IN U.S.
 SHARES                                                             DOLLARS
 ------- ------------------------------------------------------   ------------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 --------------------------------------------------------------
         COLOMBIA--0.4%
         ------------------------------------------------------
         BANKING--0.3%
         ------------------------------------------------------
   2,600 Banco Ganadero S.A., ADR, Class B                        $    104,000
         ------------------------------------------------------
   5,500 Banco Industrial Colombiano, ADR                               98,313
         ------------------------------------------------------   ------------
          Total                                                        202,313
         ------------------------------------------------------   ------------
         MISCELLANEOUS--0.1%
         ------------------------------------------------------
   3,500 Cementos Diamante S.A., GDR                                    45,500
         ------------------------------------------------------   ------------
          TOTAL COLOMBIA                                               247,813
         ------------------------------------------------------   ------------
         GREECE--0.0%
         ------------------------------------------------------
         BANKING--0.0%
         ------------------------------------------------------
     422 Ergo Bank S.A.                                                 28,267
         ------------------------------------------------------   ------------
         INDIA--0.3%
         ------------------------------------------------------
         CHEMICALS--0.1%
         ------------------------------------------------------
   5,700 Indian Petrochemicals, GDR                                     58,397
         ------------------------------------------------------   ------------
         STEEL--0.0%
         ------------------------------------------------------
   5,500 Steel Authority of India, GDR                                  35,888
         ------------------------------------------------------   ------------
         TEXTILES--0.2%
         ------------------------------------------------------
   4,300 Reliance Industries, Ltd., GDR                                 98,631
         ------------------------------------------------------   ------------
          TOTAL INDIA                                                  192,916
         ------------------------------------------------------   ------------
         INDONESIA--0.3%
         ------------------------------------------------------
         BANKING--0.2%
         ------------------------------------------------------
 275,626 (a)PT Bank Dagang Nasional                                     54,455
         ------------------------------------------------------
  39,374 (a)PT Bank Dagang Nasional, Warrants 2/14/2000                  2,274
         ------------------------------------------------------
 260,814 (a)PT Bank International Indonesia                             75,311
         ------------------------------------------------------
  32,072 (a)PT Bank International Indonesia, Warrants 1/17/2000          2,720
         ------------------------------------------------------   ------------
          Total                                                        134,760
         ------------------------------------------------------   ------------
         CAPITAL GOODS--0.1%
         ------------------------------------------------------
   3,100 (a)PT Indosat, ADR                                             81,375
         ------------------------------------------------------   ------------
          TOTAL INDONESIA                                              216,135
         ------------------------------------------------------   ------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                           VALUE
                                                          IN U.S.
 SHARES                                                   DOLLARS
 ------ ---------------------------------------------   -----------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 ----------------------------------------------------
        KOREA--0.6%
        ---------------------------------------------
        AUTOMOBILE--0.0%
        ---------------------------------------------
  2,066 Hyundai Motor Service Co., Pfd.                 $    13,999
        ---------------------------------------------   -----------
        CAPITAL GOODS--0.1%
        ---------------------------------------------
  3,284 (a)Anam Industrial Co., Ltd.                         52,400
        ---------------------------------------------   -----------
        COMPUTERS--0.1%
        ---------------------------------------------
  5,750 Anam Industrial Co., Ltd., Pfd.                      33,934
        ---------------------------------------------   -----------
        ELECTRONICS & ELECTRICAL--0.0%
        ---------------------------------------------
      2 (a)Samsung Electronics Co.                              193
        ---------------------------------------------
     18 (b)Samsung Electronics Co., GDR                         968
        ---------------------------------------------   -----------
         Total                                                1,161
        ---------------------------------------------   -----------
        HOUSING & CONSTRUCTION--0.0%
        ---------------------------------------------
  9,000 (a)Kumho Construction & Engineering Co., Pfd.        21,836
        ---------------------------------------------   -----------
        MACHINERY--0.0%
        ---------------------------------------------
  6,000 (a)(b)Daewoo Heavy Industries, Pfd.                  23,213
        ---------------------------------------------   -----------
        MULTI-INDUSTRY--0.2%
        ---------------------------------------------
  2,283 (a)(b)Dong Bang Forwarding Co.                      118,516
        ---------------------------------------------
    913 (a)Dong Bang Forwarding Co., Rights                  14,222
        ---------------------------------------------   -----------
         Total                                              132,738
        ---------------------------------------------   -----------
        PETROLEUM--0.1%
        ---------------------------------------------
  2,571 (a)Yukong, Ltd.                                      47,767
        ---------------------------------------------   -----------
        UTILITIES--0.1%
        ---------------------------------------------
  3,200 (a)Korea Electric Power Corp.                        70,995
        ---------------------------------------------   -----------
         TOTAL KOREA                                        398,043
        ---------------------------------------------   -----------
        MALAYSIA--0.9%
        ---------------------------------------------
        AIRLINES--0.1%
        ---------------------------------------------
 25,000 Malaysian Airline System                             40,071
        ---------------------------------------------   -----------
        BANKING--0.2%
        ---------------------------------------------
 14,000 Commerce Asset Holdings Berhad                       15,708
        ---------------------------------------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                      VALUE
                                     IN U.S.
 SHARES                                                           DOLLARS
 ------ ------------------------------------------------------   ----------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 -------------------------------------------------------------
        MALAYSIA--CONTINUED
        ------------------------------------------------------
        BANKING--CONTINUED
        ------------------------------------------------------
  1,750 (a)Commerce Asset Holdings Berhad, Warrants 12/31/2002   $      566
        ------------------------------------------------------
 25,000 RHB Capital BHD                                              29,591
        ------------------------------------------------------
 12,000 Malayan Banking Berhad                                       60,291
        ------------------------------------------------------   ----------
         Total                                                      106,156
        ------------------------------------------------------   ----------
        BEVERAGES--0.1%
        ------------------------------------------------------
 40,000 Guinness Anchor Berhad                                       61,648
        ------------------------------------------------------   ----------
        FOREST PRODUCTS--0.0%
        ------------------------------------------------------
 10,000 Jaya Tiasa Holdings                                          27,587
        ------------------------------------------------------   ----------
        INDUSTRIAL COMPONENT--0.0%
        ------------------------------------------------------
  9,000 United Engineers, Ltd.                                       28,851
        ------------------------------------------------------   ----------
        LEISURE & RECREATION--0.1%
        ------------------------------------------------------
 12,000 Genting Berhad                                               37,358
        ------------------------------------------------------   ----------
        MULTI-INDUSTRY--0.1%
        ------------------------------------------------------
 35,000 Sime Darby Berhad                                            72,821
        ------------------------------------------------------   ----------
        NON RESIDENTIAL CONSTRUCTION--0.1%
        ------------------------------------------------------
 47,000 Renong Berhad                                                46,359
        ------------------------------------------------------   ----------
        TELECOMMUNICATIONS--0.1%
        ------------------------------------------------------
 13,500 Telekom Malaysia Berhad                                      40,988
        ------------------------------------------------------   ----------
        UTILITIES--0.1%
        ------------------------------------------------------
 18,000 Petronas Gas Berhad                                          53,263
        ------------------------------------------------------   ----------
         TOTAL MALAYSIA                                             515,102
        ------------------------------------------------------   ----------
        MEXICO--1.4%
        ------------------------------------------------------
        FINANCIAL SERVICES--0.3%
        ------------------------------------------------------
  4,900 (a)Carso Global Telecom, ADR                                 41,592
        ------------------------------------------------------
  4,900 (a)Grupo Carso S.A. de C.V., Class A1, ADR                   78,898
        ------------------------------------------------------
 16,000 (a)Grupo Financiero Banamex Accivel, Class B                 50,450
        ------------------------------------------------------
  1,140 (a)Grupo Financiero Banamex Accivel, Class L                  3,345
        ------------------------------------------------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                      VALUE
                                     IN U.S.
 SHARES                                                             DOLLARS
 ------- ------------------------------------------------------   ------------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 --------------------------------------------------------------
         MEXICO--CONTINUED
         ------------------------------------------------------
         FINANCIAL SERVICES--CONTINUED
         ------------------------------------------------------
      68 Grupo Financiero Inbursa, S.A. de C.V., Class B, ADR     $      1,504
         ------------------------------------------------------   ------------
          Total                                                        175,789
         ------------------------------------------------------   ------------
         INDUSTRIAL & RELATED--0.1%
         ------------------------------------------------------
  11,000 Apasco S.A. de C.V.                                            83,668
         ------------------------------------------------------   ------------
         MULTI-INDUSTRY--0.2%
         ------------------------------------------------------
  12,791 Alfa, S.A. de C.V., Class A                                   120,173
         ------------------------------------------------------   ------------
         PAPER PRODUCTS--0.2%
         ------------------------------------------------------
  25,000 Kimberly-Clark de Mexico                                      130,792
         ------------------------------------------------------   ------------
         TELECOMMUNICATIONS--0.5%
         ------------------------------------------------------
 110,000 Telefonos de Mexico                                           286,679
         ------------------------------------------------------   ------------
         TELECOMMUNICATION SERVICES--0.1%
         ------------------------------------------------------
   4,000 Grupo Televisa S.A.                                            71,094
         ------------------------------------------------------   ------------
          TOTAL MEXICO                                                 868,195
         ------------------------------------------------------   ------------
         PHILIPPINES--0.1%
         ------------------------------------------------------
         BANKING--0.0%
         ------------------------------------------------------
   1,935 Metro Bank and Trust Co.                                       17,247
         ------------------------------------------------------   ------------
         OIL & RELATED--0.1%
         ------------------------------------------------------
 400,000 (a)Belle Corp.                                                 52,174
         ------------------------------------------------------
  80,000 (a)Belle Corp., warrants 10/6/2000                                  0
         ------------------------------------------------------   ------------
          Total                                                         52,174
         ------------------------------------------------------   ------------
          TOTAL PHILIPPINES                                             69,421
         ------------------------------------------------------   ------------
         PORTUGAL--0.6%
         ------------------------------------------------------
         ENGINEERING-BUSINESS SERVICES--0.1%
         ------------------------------------------------------
         Sonae Investimentos Sociedade Gestora de Participacoes
   1,500 Sociais, S.A.                                                  59,303
         ------------------------------------------------------   ------------
         FINANCIAL SERVICES--0.2%
         ------------------------------------------------------
   6,000 Banco Commercial Portugues, Class R                           126,709
         ------------------------------------------------------   ------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                  VALUE
                                                                 IN U.S.
 SHARES                                                          DOLLARS
 ------ ----------------------------------------------------   ------------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 -----------------------------------------------------------
        PORTUGAL--CONTINUED
        ----------------------------------------------------
        FOOD & BEVERAGE--0.2%
        ----------------------------------------------------
  1,399 Estabelecimentos Jeronimo Martins & Filho SGPS, S.A.   $    107,681
        ----------------------------------------------------   ------------
        TELECOMMUNICATIONS--0.1%
        ----------------------------------------------------
  2,000 Portugal Telecom S.A.                                        86,751
        ----------------------------------------------------   ------------
         TOTAL PORTUGAL                                             380,444
        ----------------------------------------------------   ------------
        SINGAPORE--0.3%
        ----------------------------------------------------
        BANKING--0.1%
        ----------------------------------------------------
  3,000 Development Bank of Singapore, Ltd.                          30,598
        ----------------------------------------------------
  6,000 Oversea-Chinese Banking Corp., Ltd.                          41,582
        ----------------------------------------------------   ------------
         Total                                                       72,180
        ----------------------------------------------------   ------------
        BROADCASTING--0.0%
        ----------------------------------------------------
  1,000 Singapore Press Holdings, Ltd.                               14,711
        ----------------------------------------------------   ------------
        ENTERTAINMENT & RECREATION--0.0%
        ----------------------------------------------------
  3,000 Hotel Properties, Ltd.                                        3,707
        ----------------------------------------------------   ------------
        MACHINERY--0.0%
        ----------------------------------------------------
  1,250 Keppel Corp.                                                  4,985
        ----------------------------------------------------
  2,000 Van Der Horst, Ltd.                                           2,733
        ----------------------------------------------------   ------------
         Total                                                        7,718
        ----------------------------------------------------   ------------
        PROPERTY--0.1%
        ----------------------------------------------------
  2,000 City Developments, Ltd.                                      12,945
        ----------------------------------------------------
  3,000 DBS Land Ltd.                                                 7,297
        ----------------------------------------------------
  2,000 First Capital Corp., Ltd.                                     4,472
        ----------------------------------------------------
  9,000 United Overseas Bank, Ltd.                                   35,829
        ----------------------------------------------------   ------------
         Total                                                       60,543
        ----------------------------------------------------   ------------
        TELECOMMUNICATIONS--0.1%
        ----------------------------------------------------
 13,000 Singapore Telecommunications                                 22,014
        ----------------------------------------------------   ------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                      VALUE
                                                     IN U.S.
 SHARES                                              DOLLARS
 ------ ----------------------------------------   ------------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 -----------------------------------------------
        SINGAPORE--CONTINUED
        ----------------------------------------
        TRANSPORTATION-AIR--0.0%
        ----------------------------------------
  3,000 Singapore Airlines, Ltd.                   $     22,164
        ----------------------------------------   ------------
         TOTAL SINGAPORE                                203,037
        ----------------------------------------   ------------
        SOUTH AFRICA--1.8%
        ----------------------------------------
        BANKING--0.2%
        ----------------------------------------
  7,186 Amalgamated Banks of South Africa                48,955
        ----------------------------------------
  2,515 Nedcor, Ltd.                                     54,234
        ----------------------------------------
  1,000 Standard Bank Investment Corp., Ltd.             44,523
        ----------------------------------------   ------------
         Total                                          147,712
        ----------------------------------------   ------------
        CHEMICAL--0.2%
        ----------------------------------------
  9,000 Sasol, Ltd.                                     124,075
        ----------------------------------------   ------------
        COAL--0.0%
        ----------------------------------------
    419 Anglo American Coal Corp., Ltd.                  24,454
        ----------------------------------------   ------------
        ENTERTAINMENT--0.1%
        ----------------------------------------
 62,743 Sun International (South Africa), Ltd.           38,503
        ----------------------------------------   ------------
        FINANCIAL SERVICES--0.2%
        ----------------------------------------
    312 (a)Dimension Data Holdings, Ltd.                  1,305
        ----------------------------------------
  4,500 Free State Consolidated Gold Mines, Ltd.         26,553
        ----------------------------------------
  6,000 Malbak Limited                                    8,754
        ----------------------------------------
  7,000 Rembrandt Group, Ltd.                            63,384
        ----------------------------------------   ------------
         Total                                           99,996
        ----------------------------------------   ------------
        FOOD & BEVERAGE--0.0%
        ----------------------------------------
    672 Foodcorp., Ltd.                                   4,326
        ----------------------------------------   ------------
        HOUSEHOLD PRODUCTS--0.0%
        ----------------------------------------
    837 Ellerine Holdings, Ltd.                           6,645
        ----------------------------------------
     81 (a)JD Group, Ltd.                                   613
        ----------------------------------------   ------------
         Total                                            7,258
        ----------------------------------------   ------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------


 SHARES OR                                                         VALUE
 PRINCIPAL                                                        IN U.S.
  AMOUNT                                                          DOLLARS
 --------- --------------------------------------------------   ------------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 ------------------------------------------------------------
           SOUTH AFRICA--CONTINUED
           --------------------------------------------------
           INDUSTRIAL MANUFACTURING--0.2%
           --------------------------------------------------
   6,045   Barlow Ltd.                                          $     69,069
           --------------------------------------------------
   1,030   Anglo American Industrial Corp., Ltd.                      38,676
           --------------------------------------------------   ------------
            Total                                                    107,745
           --------------------------------------------------   ------------
           INSURANCE--0.3%
           --------------------------------------------------
  27,826   LibLife Strategic Investments, Ltd.                        96,127
           --------------------------------------------------
   3,000   Liberty Life Association of Africa, Ltd.                   87,544
           --------------------------------------------------   ------------
            Total                                                    183,671
           --------------------------------------------------   ------------
           LODGING & RESTAURANT--0.2%
           --------------------------------------------------
   4,068   South African Breweries, Ltd.                             118,055
           --------------------------------------------------   ------------
           MEDICAL-DRUGS--0.0%
           --------------------------------------------------
     989   South African Druggists, Ltd.                               6,451
           --------------------------------------------------   ------------
           METALS & MINING--0.4%
           --------------------------------------------------
   3,000   Anglo American Platinum Corp., Ltd.                        51,979
           --------------------------------------------------
   1,500   Anglo American Corporation of South Africa Limited         76,762
           --------------------------------------------------
   3,300   De Beers Centenary AG                                      96,299
           --------------------------------------------------
   4,000   Gencor Ltd.                                                 9,441
           --------------------------------------------------   ------------
            Total                                                    234,481
           --------------------------------------------------   ------------
           RETAIL-DIVERSIFIED--0.0%
           --------------------------------------------------
   2,284   New Clicks Holdings, Ltd.                                   2,960
           --------------------------------------------------   ------------
            TOTAL SOUTH AFRICA                                     1,099,687
           --------------------------------------------------   ------------
           TAIWAN--0.4%
           --------------------------------------------------
           MISCELLANEOUS--0.1%
           --------------------------------------------------
   7,018   (a)Walsin Lihwa Wire, GDR                                  56,846
           --------------------------------------------------   ------------
           NON-RESIDENTIAL CONSTRUCTION--0.1%
           --------------------------------------------------
  10,902   (a)Tuntex Distinct Corp., GDR                              62,414
           --------------------------------------------------   ------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

 SHARES OR                                                        VALUE
 PRINCIPAL                                                       IN U.S.
  AMOUNT                                                         DOLLARS
 ---------- ------------------------------------------------   ------------
 EMERGING MARKETS SECURITIES SECTOR--CONTINUED
 -----------------------------------------------------------
            TAIWAN--CONTINUED
            ------------------------------------------------
            TECHNOLOGY--0.2%
            ------------------------------------------------
      4,213 (a)Macronix International Co., Ltd., ADR           $     94,529
            ------------------------------------------------   ------------
             TOTAL TAIWAN                                           213,789
            ------------------------------------------------   ------------
            THAILAND--0.3%
            ------------------------------------------------
            BANKING--0.1%
            ------------------------------------------------
     27,000 Krung Thai Bank PLC                                      18,223
            ------------------------------------------------
     13,500 Siam Commercial Bank                                     43,884
            ------------------------------------------------   ------------
             Total                                                   62,107
            ------------------------------------------------   ------------
            BUILDING MATERIALS--0.0%
            ------------------------------------------------
      2,000 Siam Cement Co., Ltd                                     32,837
            ------------------------------------------------   ------------
            COMMUNICATIONS--0.1%
            ------------------------------------------------
     35,000 (a)TelecomAsia Corp.                                     28,444
            ------------------------------------------------
      9,000 United Communication Industry Public Co., Ltd.           26,777
            ------------------------------------------------   ------------
             Total                                                   55,221
            ------------------------------------------------   ------------
            PETROLEUM--0.1%
            ------------------------------------------------
      4,500 PTT Exploration and Production Public Co.                60,248
            ------------------------------------------------   ------------
             TOTAL THAILAND                                         210,413
            ------------------------------------------------   ------------
            TURKEY--0.0%
            ------------------------------------------------
            MULTI-INDUSTRY--0.0%
            ------------------------------------------------
        349 Koc Yatirim Ve Sanayi Mamulleri Pazarlama S.A.              132
            ------------------------------------------------   ------------
             TOTAL EMERGING MARKETS SECURITIES SECTOR             6,174,976
            (IDENTIFIED COST $6,248,756)
            ------------------------------------------------   ------------
 COMMERCIAL PAPER--28.8%
 -----------------------------------------------------------
            FINANCE--28.8%
            ------------------------------------------------
 $3,000,000 Ford Motor Credit Corp., 5.50%, 12/12/1997            2,969,670
            ------------------------------------------------
  3,000,000 General Electric Capital Corp., 5.50%, 10/8/1997      2,996,792
            ------------------------------------------------
  3,000,000 Hertz Corp., 5.50%, 12/12/1997                        2,969,670
            ------------------------------------------------
  3,000,000 Monte Rosa Capital Corp., 5.54%, 10/2/1997            2,999,538
            ------------------------------------------------
            New Center Asset Trust, A1/P1 Series, 5.53%,
  3,000,000 10/6/1997                                             2,997,696
            ------------------------------------------------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------


  PRINCIPAL
  AMOUNT OR
   FOREIGN                                                            VALUE
 CURRENCY PAR                                                        IN U.S.
    AMOUNT                                                           DOLLARS
 ------------ --------------------------------------------------   -----------
 COMMERCIAL PAPER--CONTINUED
 ---------------------------------------------------------------
              FINANCE--CONTINUED
              --------------------------------------------------
 $ 3,000,000  Sheffield Receivables Corp., 5.54%, 10/2/1997        $ 2,999,538
              --------------------------------------------------   -----------
               TOTAL COMMERCIAL PAPER (IDENTIFIED COST
              $17,927,564)                                          17,932,904
              --------------------------------------------------   -----------
 U.S. FIXED INCOME SECURITIES SECTOR--10.7%
 ---------------------------------------------------------------
              GOVERNMENT/AGENCY--10.7%
              --------------------------------------------------
   1,500,000  United States Treasury Bill, 12/11/1997                1,485,591
              --------------------------------------------------
     325,000  United States Treasury Bond, 7.25%, 8/15/2022            355,427
              --------------------------------------------------
     500,000  United States Treasury Bond, 7.50%, 11/15/2016           556,730
              --------------------------------------------------
   1,200,000  United States Treasury Bond, 7.625%, 11/15/2022        1,368,528
              --------------------------------------------------
   1,430,000  United States Treasury Bond, 11.75%, 11/15/2014        2,076,432
              --------------------------------------------------
     400,000  United States Treasury Note, 6.25%, 2/15/2003            404,000
              --------------------------------------------------
     350,000  United States Treasury Receipt PO Strip, 8/15/2005       216,097
              --------------------------------------------------
     350,000  United States Treasury Receipt IO Strip, 2/15/2005       223,298
              --------------------------------------------------   -----------
               TOTAL U.S. FIXED INCOME SECURITIES SECTOR
               (IDENTIFIED COST $6,431,631)                          6,686,103
              --------------------------------------------------   -----------
 FOREIGN FIXED INCOME SECURITIES SECTOR--17.1%
 ---------------------------------------------------------------
              DENMARK--0.9%
              --------------------------------------------------
   3,310,000  Denmark--Bullet, Bond, 8.00%, 3/15/2006                  562,497
              --------------------------------------------------   -----------
              FRANCE--3.7%
              --------------------------------------------------
  10,500,000  France (Govt. of), 6.50%, 10/25/2006                   1,909,509
              --------------------------------------------------
   2,150,000  France O.A.T., Bond, 7.25%, 4/25/2006                    409,622
              --------------------------------------------------   -----------
               Total                                                 2,319,131
              --------------------------------------------------   -----------
              GERMANY--3.4%
              --------------------------------------------------
   1,040,000  Republic of Germany, Bond, 6.25%, 4/26/2006              620,604
              --------------------------------------------------
     287,000  Republic of Germany, Deb., 7.125%, 12/20/2002            178,442
              --------------------------------------------------
   1,065,000  Germany (Fed. Republic), 6.50%, 7/15/2003                646,130
              --------------------------------------------------
   1,140,000  Germany (Fed. Republic), Bond, 6.00%, 1/5/2006           669,438
              --------------------------------------------------   -----------
               Total                                                 2,114,614
              --------------------------------------------------   -----------


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------


  PRINCIPAL
  AMOUNT OR
   FOREIGN                                                             VALUE
 CURRENCY PAR                                                         IN U.S.
    AMOUNT                                                            DOLLARS
 ------------ ---------------------------------------------------   -----------
 FOREIGN FIXED INCOME SECURITIES SECTOR--CONTINUED
 ----------------------------------------------------------------
              ITALY--1.2%
              ---------------------------------------------------
 $880,000,000 Buoni Poliennali Del Tes, Deb., 10.50%, 4/15/1998     $   519,182
              ---------------------------------------------------
  310,000,000 Italy (Republic of), Deb., 10.50%, 4/1/2005               227,162
              ---------------------------------------------------   -----------
               Total                                                    746,344
              ---------------------------------------------------   -----------
              NETHERLANDS--3.1%
              ---------------------------------------------------
    1,690,000 Dutch Government Bond, 5.75%, 2/15/2007                   864,572
              ---------------------------------------------------
      580,000 Netherlands Government Bond, 7.50%, 4/15/2010             337,602
              ---------------------------------------------------
      880,000 Dutch Government Bond, 7.25%, 10/1/2004                   493,875
              ---------------------------------------------------
      410,000 Netherlands Government Bond, 7.00%, 2/15/2003             225,363
              ---------------------------------------------------   -----------
               Total                                                  1,921,412
              ---------------------------------------------------   -----------
              SPAIN--1.3%
              ---------------------------------------------------
  104,600,000 Kingdom of Spain, Deb., 12.25%, 3/25/2000                 817,732
              ---------------------------------------------------   -----------
              SWEDEN--0.4%
              ---------------------------------------------------
    1,600,000 Sweden (Kingdom of), 10.25%, 5/5/2000                     236,091
              ---------------------------------------------------   -----------
              UNITED KINGDOM--3.1%
              ---------------------------------------------------
      245,000 United Kingdom Treasury Bond, 8.00%, 12/7/2015            455,561
              ---------------------------------------------------
      239,000 United Kingdom Treasury, 7.75%, 9/8/2006                  417,789
              ---------------------------------------------------
      400,000 United Kingdom Treasury, 8.50%, 7/16/2007                 737,321
              ---------------------------------------------------
      190,000 United Kingdom Treasury, 9.75%, 8/27/2002                 346,591
              ---------------------------------------------------   -----------
               Total                                                  1,957,262
              ---------------------------------------------------   -----------
               TOTAL FOREIGN FIXED INCOME SECURITIES SECTOR
               (IDENTIFIED COST $10,804,770)                         10,675,083
              ---------------------------------------------------   -----------
 (C) REPURCHASE AGREEMENT--1.9%
 ----------------------------------------------------------------
    1,176,958 CS First Boston, 6.05%, dated 9/30/1997, due
              10/1/1997
              (at amortized cost)                                     1,176,958
              ---------------------------------------------------   -----------
               TOTAL INVESTMENTS (IDENTIFIED COST $60,621,797)(D)   $61,251,942
              ---------------------------------------------------   -----------



BLANCHARD GLOBAL GROWTH FUND
-------------------------------------------------------------------------------
(a) Non-income producing security.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At September 30, 1997, these securities amounted to $261,075 which represents 0.4% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $60,689,138 The net unrealized appreciation of investments on a federal tax basis amounts to $562,804 which is comprised of $2,899,362 appreciation and $2,336,558 depreciation at September 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($62,197,366) at September 30, 1997.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
GDR--Global Depositary Receipt
IO--Interest Only
PO--Principal Only
PLC--Public Limited Company
SPA--Standby Purchase Agreement
STRIP--Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)


BLANCHARD PRECIOUS METALS FUND, INC.
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                                                 VALUE
                                                IN U.S.
  SHARES                                        DOLLARS
 --------- --------------------------------   -----------
 EQUITIES--84.5%
 ------------------------------------------
           METALS & MINING--84.5%
           --------------------------------
           AUSTRALIA--1.0%
           --------------------------------
   600,000 (a)Croesus Mining NL               $   152,449
           --------------------------------
 1,000,000 (a)Laverton Gold NL                    148,820
           --------------------------------
 1,258,000 (a)(b)Lone Star Exploration NL         200,253
           --------------------------------
 1,300,000 (a)Lone Star Exploration NL            215,500
           --------------------------------   -----------
            Total                                 717,022
           --------------------------------   -----------
           CANADA--53.0%
           --------------------------------
 1,640,000 (a)Ariel Resources, Ltd.               367,859
           --------------------------------
   421,000 Cambior, Inc.                        4,736,840
           --------------------------------
   229,600 (a)Dayton Mining Corp.                 803,600
           --------------------------------
 1,405,500 (a)(b)Eldorado Gold Corp., Ltd.      3,823,798
           --------------------------------
   230,000 (a)First Silver Reserve, Inc.          183,061
           --------------------------------
    95,200 Franco-Nevada Mining Corp., Ltd.     2,242,148
           --------------------------------
   721,000 (a)Geomaque Explorations, Ltd.       1,930,249
           --------------------------------
    50,000 (a)Goldcorp, Inc., Class A             318,750
           --------------------------------
   401,500 (a)Golden Knight Resources, Inc.     1,191,093
           --------------------------------
   316,000 (a)Greenstone Resources, Ltd.        3,235,339
           --------------------------------
   510,000 (a)Kinross Gold Corp.                2,836,875
           --------------------------------
   194,300 (a)Philex Gold, Inc.                   773,235
           --------------------------------
   135,000 Placer Dome, Inc.                    2,581,875
           --------------------------------
 4,115,069 (a)Santa Cruz Gold, Inc.             1,488,755
           --------------------------------
 1,260,000 (a)TVX Gold, Inc.                    7,840,527
           --------------------------------
   466,000 (a)Viceroy Resource Corp.            1,180,131
           --------------------------------   -----------
            Total                              35,534,135
           --------------------------------   -----------


BLANCHARD PRECIOUS METALS FUND, INC.
--------------------------------------------------------------------------------


 SHARES OR                                                            VALUE
 PRINCIPAL                                                           IN U.S.
  AMOUNT                                                             DOLLARS
 ---------- ----------------------------------------------------   -----------
 EQUITIES--CONTINUED
 ---------------------------------------------------------------
            GHANA--4.8%
            ----------------------------------------------------
    290,000 Ashanti Goldfields Co., GDR                            $ 3,190,000
            ----------------------------------------------------   -----------
            SOUTH AFRICA--5.0%
            ----------------------------------------------------
    551,700 East Rand Gold & Uranium Co., Ltd., ADR                    764,325
            ----------------------------------------------------
    200,000 Free State Consolidated Gold Mines Ltd., ADR             1,218,750
            ----------------------------------------------------
    255,000 Vaal Reefs Explorations & Mining Co., Ltd., ADR          1,370,625
            ----------------------------------------------------   -----------
             Total                                                   3,353,700
            ----------------------------------------------------   -----------
            UNITED STATES--20.7%
            ----------------------------------------------------
  1,425,000 (a)Canyon Resources Corp.                                3,918,750
            ----------------------------------------------------
    260,000 Homestake Mining Co.                                     3,981,250
            ----------------------------------------------------
    626,500 (a)Meridian Gold, Inc.                                   3,093,344
            ----------------------------------------------------
     64,500 Newmont Mining Corp.                                     2,898,469
            ----------------------------------------------------   -----------
             Total                                                  13,891,813
            ----------------------------------------------------   -----------
             TOTAL EQUITIES (IDENTIFIED COST $78,030,194)           56,686,670
            ----------------------------------------------------   -----------
 WARRANTS--1.3%
 ---------------------------------------------------------------
    227,500 (a)Atlas Corp., Warrants (expire 12/15/99)                   1,138
            ----------------------------------------------------
     75,000 (a)Canyon Resources Corp., Warrants (expire 3/20/99)           --
            ----------------------------------------------------
            (a)(b)Geomaque Explorations Ltd., Warrants (expire         870,084
    325,000 3/19/99)
            ----------------------------------------------------   -----------
             TOTAL WARRANTS (IDENTIFIED COST $827,565)                 871,222
            ----------------------------------------------------   -----------
 PREFERRED STOCK--0.8%
 ---------------------------------------------------------------
            UNITED STATES--0.8%
            ----------------------------------------------------
     25,000 Freeport-McMoRan Copper & Gold, Inc., Cumulative
            Pfd., Series SILV (IDENTIFIED COST $432,868)               528,125
            ----------------------------------------------------   -----------
 U.S. TREASURY SECURITIES--7.8%
 ---------------------------------------------------------------
            U.S. TREASURY BILL--7.8%
            ----------------------------------------------------
 $5,300,000 12/11/1997 (IDENTIFIED COST $5,248,217)                  5,249,088
            ----------------------------------------------------   -----------


BLANCHARD PRECIOUS METALS FUND, INC.
-------------------------------------------------------------------------------

                                      VALUE
 PRINCIPAL                                                          IN U.S.
  AMOUNT                                                            DOLLARS
 ---------- ---------------------------------------------------   -----------
 (C) REPURCHASE AGREEMENT--8.2%
 --------------------------------------------------------------
 $5,492,706 CS First Boston Corp., 6.05%, dated 9/30/1997, due
            10/1/1997 (at amortized cost)                         $ 5,492,706
            ---------------------------------------------------   -----------
             TOTAL INVESTMENTS (IDENTIFIED COST $90,031,550)(D)   $68,827,811
            ---------------------------------------------------   -----------

(a) Non-income producing security.

(b) Certain of these securities are subject to restrictions on resale under Federal Securities laws. At September 30, 1997, these securities amounted to $4,894,135 with represents 7.3% of net assets.

(c) The repurchase agreements is fully collateralized by U.S.government and/or agency obligations based on market prices at the date of the portfolio.

(d) The cost of investments for federal tax purposes amounts to $90,719,260. The net unrealized depreciation of investments on a federal tax basis amounts to $20,522,951 which is comprised of $1,599,113 appreciation and $22,122,064 depreciation at September 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($67,037,240) at September 30, 1997.

The following acronyms are used throughout this portfolio:

ADR--American Depository Receipt
GDR--Global Depository Receipt

(See Notes which are an integral part of the Financial Statements)


BLANCHARD FLEXIBLE INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


   PRINCIPAL
    AMOUNT                                                            VALUE
 ------------- -------------------------------------------------   ------------
 CORPORATE BONDS--26.6%
 ---------------------------------------------------------------
               AEROSPACE--1.1%
               -------------------------------------------------
 $   1,700,000 Sequa Corp., Sr. Note, 8.75%, 12/15/2001            $  1,738,250
               -------------------------------------------------   ------------
               CONSUMER RELATED--1.3%
               -------------------------------------------------
               Host Marriot Travel Plaza, Sr. Note, 9.50%,            1,062,500
     1,000,000 5/15/2005
               -------------------------------------------------
               John Q. Hammons Hotels, 1st Mtg. Bond, 8.875%,         1,015,000
     1,000,000 2/15/2004
               -------------------------------------------------   ------------
                Total                                                 2,077,500
               -------------------------------------------------   ------------
               FINANCE--3.5%
               -------------------------------------------------
               Americo Life, Inc., Sr. Sub. Note, 9.25%,              1,548,750
     1,500,000 6/1/2005
               -------------------------------------------------
     1,000,000 Navistar Financial Corp. Owner Trust 1995-A , Sr.
               Sub. Note, 8.875%, 11/15/1998                          1,024,241
               -------------------------------------------------
               Presidential Life Corp., Sr. Note, 9.50%,              1,556,250
     1,500,000 12/15/2000
               -------------------------------------------------
               Reliance Group Holdings, Inc., Sr. Note, 9.00%,        1,306,250
     1,250,000 11/15/2000
               -------------------------------------------------   ------------
                Total                                                 5,435,491
               -------------------------------------------------   ------------
               INDUSTRIAL SERVICES--0.6%
               -------------------------------------------------
     1,000,000 EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003         1,005,000
               -------------------------------------------------   ------------
               OIL REFINING--1.5%
               -------------------------------------------------
     2,250,000 PDV America, Sr. Note, 7.25%, 8/1/1998                 2,267,957
               -------------------------------------------------   ------------
               PAPER/FOREST PRODUCTS/CONTAINERS--4.9%
               -------------------------------------------------
               Doman Industries, Ltd., Sr. Note, 8.75%,                 995,000
     1,000,000 3/15/2004
               -------------------------------------------------
     1,250,000 Fort Howard Corp., Sr. Sub. Note, 9.00%, 2/1/2006      1,358,749
               -------------------------------------------------
     1,000,000 Maxxam Group, Inc., Sr. Note, 11.25%, 8/1/2003         1,065,000
               -------------------------------------------------
     1,000,000 Repap New Brunswick, 1st Priority Sr. Secd. Note,
               9.875%, 7/15/2000                                      1,012,500
               -------------------------------------------------
     1,000,000 Repap Wisconsin, Inc., 1st Priority Sr. Secd.
               Note, 9.25%, 2/1/2002                                  1,058,750
               -------------------------------------------------
     2,000,000 (a)Stone Container Finance Co. CDA, Company
               Guarantee, 11.50%, 8/15/2006                           2,130,000
               -------------------------------------------------   ------------
                Total                                                 7,619,999
               -------------------------------------------------   ------------


BLANCHARD FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------


   PRINCIPAL
    AMOUNT                                                            VALUE
 ------------- -------------------------------------------------   ------------
 CORPORATE BONDS--CONTINUED
 ---------------------------------------------------------------
               REAL ESTATE DEVELOPMENT--1.0%
               -------------------------------------------------
               Granite Development Partners, Sr. Note, Series B,   $  1,477,500
 $   1,500,000 10.83%, 11/15/2003
               -------------------------------------------------   ------------
               RETAIL TRADE--0.7%
               -------------------------------------------------
               (a)Nine West Group, Inc., Sr. Note, 8.375%,            1,010,000
     1,000,000 8/15/2005
               -------------------------------------------------   ------------
               SERVICES--2.0%
               -------------------------------------------------
     1,000,000 (a)Calpine Corp., Sr. Note, 8.75%, 7/15/2007           1,022,500
               -------------------------------------------------
               HMH Properties, Inc., Sr. Note, Series B, 9.50%,       1,057,500
     1,000,000 5/15/2005
               -------------------------------------------------
               Prime Hospitality Corp., Sr. Sub. Note, 9.75%,         1,060,000
     1,000,000 4/1/2007
               -------------------------------------------------   ------------
                Total                                                 3,140,000
               -------------------------------------------------   ------------
               STEEL--1.7%
               -------------------------------------------------
     1,500,000 Armco, Inc., Sr. Note, 9.375%, 11/1/2000               1,552,500
               -------------------------------------------------
               Bethlehem Steel Corp., Sr. Note, 10.375%,              1,080,000
     1,000,000 9/1/2003
               -------------------------------------------------   ------------
                Total                                                 2,632,500
               -------------------------------------------------   ------------
               TELECOMMUNICATIONS/CABLE--2.0%
               -------------------------------------------------
               Centennial Cellular Corp., Sr. Note, 8.875%,           1,020,000
     1,000,000 11/1/2001
               -------------------------------------------------
               Lenfest Communications Inc., Sr. Note, 8.375%,         1,007,500
     1,000,000 11/1/2005
               -------------------------------------------------
               Teleport Communications Group, Inc., Sr. Note,         1,097,500
     1,000,000 9.875%, 7/1/2006
               -------------------------------------------------   ------------
                Total                                                 3,125,000
               -------------------------------------------------   ------------
               TRANSPORTATION--4.1%
               -------------------------------------------------
               Eletson Holdings, Inc., 1st Mtg. Note, 9.25%,          1,541,250
     1,500,000 11/15/2003
               -------------------------------------------------
     1,389,000 Piedmont Aviation, 10.15%, 3/28/2003                   1,451,505
               -------------------------------------------------
       852,000 Piedmont Aviation, 9.90%, 1/15/2001                      862,650
               -------------------------------------------------
     1,500,000 Sea Containers Ltd., Sr. Note, 9.50%, 7/1/2003         1,552,500
               -------------------------------------------------
       896,000 USAir, Inc., 9.90%, 1/15/2001                            885,920
               -------------------------------------------------   ------------
                Total                                                 6,293,825
               -------------------------------------------------   ------------
               UTILITIES-ELECTRIC--2.2%
               -------------------------------------------------
     1,000,000 Cleveland Electric Illuminating Co., 1st Mtg.
               Bond, 9.50%, 5/15/2005                                 1,090,000
               -------------------------------------------------


BLANCHARD FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------


   PRINCIPAL
    AMOUNT                                                            VALUE
 ------------- -------------------------------------------------   ------------
 CORPORATE BONDS--CONTINUED
 ---------------------------------------------------------------
               UTILITIES-ELECTRIC--CONTINUED
               -------------------------------------------------
 $   2,218,808 (a)Tucson Electric Power Co., 10.21%, 1/1/2009      $  2,307,561
               -------------------------------------------------   ------------
                Total                                                 3,397,561
               -------------------------------------------------   ------------
                TOTAL CORPORATE BONDS (IDENTIFIED COST               41,220,583
               $39,374,399)
               -------------------------------------------------   ------------
 FOREIGN SECURITIES--1.0%
 ---------------------------------------------------------------
               TELECOMMUNICATIONS--1.0%
               -------------------------------------------------
 CAD 2,000,000 Rogers Cablesystems, Ltd., Sr. Secd. Note, 9.65%,
               1/15/2014 (IDENTIFIED COST $1,511,716)                 1,545,948
               -------------------------------------------------   ------------
 MORTGAGE BACKED SECURITIES--31.1%
 ---------------------------------------------------------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION--31.1%
               -------------------------------------------------
        35,403 Pool E00434, 7.00%, 5/1/2011                              35,809
               -------------------------------------------------
       975,488 Pool E00466, 7.00%, 1/1/2012                             986,676
               -------------------------------------------------
       993,214 Pool E00497, 7.00%, 7/1/2012                           1,004,139
               -------------------------------------------------
     1,627,552 Pool E20217, 7.00%, 1/1/2011                           1,646,202
               -------------------------------------------------
     3,643,090 Pool E20271, 7.00%, 11/1/2011                          3,684,872
               -------------------------------------------------
       702,239 Pool E64769, 7.00%, 7/1/2011                             710,292
               -------------------------------------------------
       264,596 Pool E64891, 7.00%, 7/1/2011                             267,631
               -------------------------------------------------
     1,498,267 Pool E65184, 7.00%, 8/1/2011                           1,515,450
               -------------------------------------------------
       440,315 Pool E65186, 7.00%, 8/1/2011                             445,365
               -------------------------------------------------
        58,006 Pool E65399, 7.00%, 9/1/2011                              58,671
               -------------------------------------------------
       459,199 Pool E65450, 7.00%, 10/1/2011                            464,466
               -------------------------------------------------
       283,376 Pool E65454, 7.00%, 10/1/2011                            286,626
               -------------------------------------------------
       163,361 Pool E65468, 7.00%, 10/1/2011                            165,235
               -------------------------------------------------
     2,208,871 Pool E65490, 7.00%, 10/1/2011                          2,234,205
               -------------------------------------------------
     2,821,959 Pool E65503, 7.00%, 10/1/2011                          2,854,324
               -------------------------------------------------
       304,766 Pool E65597, 7.00%, 10/1/2011                            308,261
               -------------------------------------------------
       241,313 Pool E65645, 7.00%, 11/1/2011                            244,080
               -------------------------------------------------
       643,716 Pool E65660, 7.00%, 11/1/2011                            651,099
               -------------------------------------------------
       786,446 Pool E65690, 7.00%, 11/1/2011                            795,466
               -------------------------------------------------
     1,523,500 Pool E65702, 7.00%, 11/1/2011                          1,540,973
               -------------------------------------------------



BLANCHARD FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------


   PRINCIPAL
    AMOUNT                                                        VALUE
 ------------- ---------------------------------------------   ------------
 MORTGAGE BACKED SECURITIES--CONTINUED
 -----------------------------------------------------------
 $     945,741 Pool E65703, 7.00%, 11/1/2011                   $    956,588
               ---------------------------------------------
     1,908,905 Pool E65712, 7.00%, 12/1/2011                      1,930,799
               ---------------------------------------------
       326,516 Pool E65717, 7.00%, 11/1/2011                        330,261
               ---------------------------------------------
     1,026,390 Pool E65723, 7.00%, 11/1/2011                      1,038,161
               ---------------------------------------------
       409,609 Pool E65750, 7.00%, 11/1/2011                        414,307
               ---------------------------------------------
        34,080 Pool E65759, 7.00%, 12/1/2011                         34,471
               ---------------------------------------------
     3,252,636 Pool E67171, 7.00%, 7/1/2012                       3,288,412
               ---------------------------------------------
     2,981,906 Pool E67276, 7.00%, 8/1/2012                       3,014,704
               ---------------------------------------------
        30,851 Pool G10524, 7.00%, 5/1/2011                          31,205
               ---------------------------------------------
       596,894 Pool G10556, 7.00%, 7/1/2011                         603,740
               ---------------------------------------------
       298,671 Pool G10590, 7.00%, 10/1/2011                        302,097
               ---------------------------------------------
    16,291,034 Pool G10690, 7.00%, 7/1/2012                      16,470,219
               ---------------------------------------------   ------------
                TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED     48,314,806
               COST $47,988,240)
               ---------------------------------------------   ------------
 U.S. TREASURY--37.5%
 -----------------------------------------------------------
               U.S. TREASURY BONDS--13.7%
               ---------------------------------------------
    20,000,000 7.25%, 5/15/2004                                  21,256,240
               ---------------------------------------------   ------------
               U.S. TREASURY NOTES--23.8%
               ---------------------------------------------
    35,000,000 7.00%, 7/15/2006                                  36,914,047
               ---------------------------------------------   ------------
                TOTAL U.S. TREASURY (IDENTIFIED COST             58,170,287
               $56,623,205)
               ---------------------------------------------   ------------
 (B)REPURCHASE AGREEMENT--2.9%
 -----------------------------------------------------------
     4,512,438 CS First Boston, 6.05%, dated 9/30/1997, due
               10/1/1997
               (AT AMORTIZED COST)                                4,512,438
               ---------------------------------------------   ------------
                TOTAL INVESTMENTS (IDENTIFIED COST             $153,764,062
               $150,009,998)(C)
               ---------------------------------------------   ------------

(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At September 30, 1997, these securities amounted to $6,470,061 which represents 4.2% of net assets.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $150,009,998. The net unrealized appreciation of investments on a federal tax basis amounts to $3,754,064 which is comprised of $3,781,564 appreciation and $27,500 depreciation at September 30, 1997.


BLANCHARD FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

Note: The categories of investments are shown as a percentage of net assets
      ($155,222,701) at September 30, 1997.

The following acronyms are used throughout this portfolio:

CAD--Canadian Dollars
CDA--Community Development Administration

(See Notes which are an integral part of the Financial Statements)



BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--4.5%
 ---------------------------------------------------------------
             FINANCIAL SERVICES--0.4%
             ---------------------------------------------------
 $     4,796 CMC Securities Corp. 1993-A, Series 1993-A, Class
             A2, 7.50%, 2/25/2023                                  $      4,785
             ---------------------------------------------------
     583,666 Merrill Lynch Mortgage Investors, Series 1990-I,
             Class A, 9.20%, 1/15/2011                                  583,223
             ---------------------------------------------------   ------------
             Total                                                      588,008
             ---------------------------------------------------   ------------
             GOVERNMENT/AGENCY--4.1%
             ---------------------------------------------------
   1,892,678 (a)Resolution Trust Corp. Mtg. Pass-Thru 1992-3,
             Series 1992-3, Class A2, 6.45%, 10/25/2019               1,896,823
             ---------------------------------------------------
   1,283,183 (a)Resolution Trust Corp. Mtg. Pass-Thru 1992-3,
             Series 1992-3, Class A3, 6.05%, 6/25/2021                1,287,200
             ---------------------------------------------------
   1,412,944 (a)Resolution Trust Corp. Mtg. Pass-Thru 1992-6,
             Series 1992-6, Class A4, 7.36%, 11/25/2025               1,423,542
             ---------------------------------------------------
     774,275 Resolution Trust Corp. Mtg. Pass-Thru 1992-C1,
             Series 1992-C1, Class A1, 8.80%, 8/25/2023                 781,778
             ---------------------------------------------------   ------------
              Total                                                   5,389,343
             ---------------------------------------------------   ------------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (IDENTIFIED COST $5,841,278)                            5,977,351
             ---------------------------------------------------   ------------
 CORPORATE BONDS--29.3%
 ---------------------------------------------------------------
             AEROSPACE/DEFENSE--0.4%
             ---------------------------------------------------
     500,000 Sequa Corp., Sr. Note, 8.75%, 12/15/2001                   511,250
             ---------------------------------------------------   ------------
             AIRLINES--0.1%
             ---------------------------------------------------
     200,000 USAir, Inc., 9.80%, 1/15/2000                              208,250
             ---------------------------------------------------   ------------
             CHEMICALS--1.9%
             ---------------------------------------------------
     500,000 Borden Chemicals & Plastics Operating, Note, 9.50%,
             5/1/2005                                                   528,750
             ---------------------------------------------------
             Harris Chemical North America, Inc., Sr. Note,             523,750
     500,000 10.25%, 7/15/2001
             ---------------------------------------------------
     300,000 ISP Holdings, Inc., Sr. Note, 9.00%, 10/15/2003            315,000
             ---------------------------------------------------
     500,000 Kaiser Aluminum & Chemical Corp., Sr. Note, 9.875%,
             2/15/2002                                                  522,500
             ---------------------------------------------------


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                           VALUE
 ----------- -------------------------------------------------   ------------
             CHEMICALS--CONTINUED
             -------------------------------------------------
 $   600,000 SIFTO Canada, Inc., Sr. Note, 8.50%, 7/15/2000      $    612,000
             -------------------------------------------------   ------------
              Total                                                 2,502,000
             -------------------------------------------------   ------------
             CONSUMER RELATED--4.0%
             -------------------------------------------------
     750,000 Chiquita Brands International Inc., Sr. Note,
             9.625%, 1/15/2004                                        795,000
             -------------------------------------------------
     800,000 HMH Properties, Inc., Sr. Note, Series B, 9.50%,
             5/15/2005                                                846,000
             -------------------------------------------------
   2,460,000 RJR Nabisco, Inc., Note, 8.75%, 7/15/2007              2,615,172
             -------------------------------------------------
   1,000,000 Revlon Consumer Products Corp., Note, 9.375%,
             4/1/2001                                               1,037,500
             -------------------------------------------------   ------------
              Total                                                 5,293,672
             -------------------------------------------------   ------------
             CONTAINERS-PAPER/PLASTIC--0.8%
             -------------------------------------------------
     500,000 Container Corp. of America, Sr. Note, 11.25%,
             5/1/2004                                                 555,000
             -------------------------------------------------
     500,000 Sea Containers Ltd., 9.50%, 7/1/2003                     517,500
             -------------------------------------------------   ------------
              Total                                                 1,072,500
             -------------------------------------------------   ------------
             ENERGY MINERALS--1.4%
             -------------------------------------------------
   2,000,000 USX Marathon Group, 5.75%, 7/1/2001                    1,962,500
             -------------------------------------------------   ------------
             ENTERTAINMENT--4.2%
             -------------------------------------------------
   1,000,000 Caesars World, Inc., Sr. Sub. Note, 8.875%,
             8/15/2002                                              1,037,500
             -------------------------------------------------
   1,000,000 Harrah's Operations, Inc., Sr. Sub. Note, 8.75%,
             3/15/2000                                              1,027,500
             -------------------------------------------------
     405,000 Host Marriot Travel Plazas Inc., Sr. Note, 9.50%,
             5/15/2005                                                430,312
             -------------------------------------------------
     900,000 Station Casinos, Inc., Sr. Sub. Note, 9.625%,
             6/1/2003                                                 904,500
             -------------------------------------------------
   1,000,000 Time Warner Entertainment Co. LP, Note, 9.625%,
             5/1/2002                                               1,116,927
             -------------------------------------------------
     600,000 Trump Atlantic City Associations, Company
             Guarantee, 11.25%, 5/1/2006                              584,250
             -------------------------------------------------
     500,000 Viacom, Inc., Sub. Deb., 8.00%, 7/7/2006                 500,000
             -------------------------------------------------   ------------
              Total                                                 5,600,989
             -------------------------------------------------   ------------
             FINANCIAL SERVICES--1.9%
             -------------------------------------------------
     500,000 Navistar Financial Corp. Owner Trust 1995-A , Sr.
             Sub. Note, 8.875%, 11/15/1998                            512,120
             -------------------------------------------------
     500,000 Presidential Life Corp., Sr. Note, 9.50%,
             12/15/2000                                               518,750
             -------------------------------------------------


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 CORPORATE BONDS--CONTINUED
 ---------------------------------------------------------------
             FINANCIAL SERVICES--CONTINUED
             ---------------------------------------------------
 $ 1,000,000 Reliance Group Holdings, Inc., Sr. Note, 9.00%,
             11/15/2000                                            $  1,045,000
             ---------------------------------------------------
     500,000 Williams Scotsman, Inc., Sr. Note, 9.875%, 6/1/2007        512,500
             ---------------------------------------------------   ------------
              Total                                                   2,588,370
             ---------------------------------------------------   ------------
             INDUSTRIAL RELATED--2.9%
             ---------------------------------------------------
     850,000 Armco, Inc., Sr. Note, 9.375%, 11/1/2000                   879,750
             ---------------------------------------------------
     350,000 Bethlehem Steel Corp., Sr. Note, 10.375%, 9/1/2003         378,000
             ---------------------------------------------------
     500,000 Exide Corp., Sr. Note, 10.75%, 12/15/2002                  531,250
             ---------------------------------------------------
     500,000 Fort Howard Corp., Sr. Sub. Note, 9.00%, 2/1/2006          543,499
             ---------------------------------------------------
     700,000 John Q. Hammon Hotels, 1st Mtg. Bond, 8.875%,
             2/15/2004                                                  710,500
             ---------------------------------------------------
     500,000 Unisys Corp., Deb., 9.50%, 7/15/1998                       503,750
             ---------------------------------------------------
     300,000 Unisys Corp., Sr. Note, 10.625%, 10/1/1999                 311,250
             ---------------------------------------------------   ------------
              Total                                                   3,857,999
             ---------------------------------------------------   ------------
             OIL REFINING--1.1%
             ---------------------------------------------------
   1,000,000 Clark Oil Refining and Corp. Del, Sr. Note, 10.50%,
             12/1/2001                                                1,035,000
             ---------------------------------------------------
     500,000 PDV America Inc., Sr. Note, 7.25%, 8/1/1998                503,991
             ---------------------------------------------------   ------------
              Total                                                   1,538,991
             ---------------------------------------------------   ------------
             PAPER PRODUCTS--2.0%
             ---------------------------------------------------
     500,000 Repap New Brunswick Inc., 1st Priority Sr. Secd.
             Note, 9.875%, 7/15/2000                                    506,250
             ---------------------------------------------------
     500,000 Repap New Brunswick Inc., Sr. Note, 9.0625%,
             7/15/2000                                                  495,000
             ---------------------------------------------------
     700,000 Repap Wisconsin, Inc., 1st Priority Sr. Secd. Note,
             9.25%, 2/1/2002                                            741,125
             ---------------------------------------------------
     700,000 Stone Container Corp., Sr. Note, 9.875%, 2/1/2001          714,875
             ---------------------------------------------------
     200,000 Stone Container Corp., Sr. Sub. Note, 11.00%,
             8/15/1999                                                  208,500
             ---------------------------------------------------   ------------
              Total                                                   2,665,750
             ---------------------------------------------------   ------------
             PRINTING & PUBLISHING--0.5%
             ---------------------------------------------------
     600,000 World Color Press Inc., Sr. Sub. Note, 9.125%,
             3/15/2003                                                  630,750
             ---------------------------------------------------   ------------
             RETAIL TRADE--0.7%
             ---------------------------------------------------
   1,000,000 Nine West Group, Inc., Sr. Note, 8.375%, 8/15/2005       1,010,000
             ---------------------------------------------------   ------------


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                              VALUE
 ----------- ---------------------------------------------------    ------------
 CORPORATE BONDS--CONTINUED
 ---------------------------------------------------------------
             SERVICES--1.2%
             ---------------------------------------------------
 $   600,000 Fleming Cos., Inc., Sr. Note, 10.625%, 12/15/2001      $    642,000
             ---------------------------------------------------
     500,000 Marcus Cable Operating Co. LP, Sr. Disc. Note,
             0/13.50%, 8/1/2004                                          453,750
             ---------------------------------------------------
     500,000 Prime Hospitality Corp., 1st Mtg. Bond, 9.25%,
             1/15/2006                                                   526,875
             ---------------------------------------------------    ------------
              Total                                                    1,622,625
             ---------------------------------------------------    ------------
             STEEL--0.6%
             ---------------------------------------------------
     750,000 Wheeling Pittsburgh Corp., Sr. Note, 9.375%,
             11/15/2003                                                  774,375
             ---------------------------------------------------    ------------
             TELECOMMUNICATIONS--4.0%
             ---------------------------------------------------
     750,000 Centennial Cellular Corp., Sr. Note, 8.875%,
             11/1/2001                                                   765,000
             ---------------------------------------------------
     750,000 Century Communications, Corp., Sr. Note, 9.75%,
             2/15/2002                                                   795,000
             ---------------------------------------------------
   1,000,000 Comcast Corp., Sr. Sub. Deb., 9.375%, 5/15/2005           1,075,000
             ---------------------------------------------------
   1,000,000 Videotron Group Ltd., Sr. Note, 10.625%, 2/15/2005        1,110,000
             ---------------------------------------------------
   1,000,000 Lenfest Communications Inc., Sr. Note, 8.375%,
             11/1/2005                                                 1,007,500
             ---------------------------------------------------
     500,000 Olympus Communications LP, Sr. Note, 10.625%,
             11/15/2006                                                  544,375
             ---------------------------------------------------    ------------
              Total                                                    5,296,875
             ---------------------------------------------------    ------------
             TEXTILE PRODUCTS--0.4%
             ---------------------------------------------------
     500,000 Dominion Textile USA Inc., Sr. Note, 8.875%,
             11/1/2003                                                   513,750
             ---------------------------------------------------    ------------
             UTILITIES-ELECTRIC--1.2%
             ---------------------------------------------------
     500,000 Jones Intercable, Inc., Sr. Note, 9.625%, 3/15/2002         537,500
             ---------------------------------------------------
   1,000,000 Long Island Lighting Co., Deb., 7.30%, 7/15/1999          1,016,131
             ---------------------------------------------------    ------------
              Total                                                    1,553,631
             ---------------------------------------------------    ------------
              TOTAL CORPORATE BONDS (IDENTIFIED COST $37,300,571)     39,204,277
             ---------------------------------------------------    ------------
 CORPORATE NOTE--0.8%
 ---------------------------------------------------------------
             TELECOMMUNICATIONS--0.8%
             ---------------------------------------------------
   1,000,000 Rogers Cablesystems Ltd., Note, 9.625%, 8/1/2002
             (identified cost $1,006,758)                              1,075,000
             ---------------------------------------------------    ------------
 U.S. TREASURY OBLIGATIONS--61.8%
 ---------------------------------------------------------------
             U.S. TREASURY NOTES--61.8%
             ---------------------------------------------------
  15,000,000 5.75%, 12/31/1998                                        15,009,375
             ---------------------------------------------------
  20,000,000 6.125%, 5/15/1998                                        20,075,000
             ---------------------------------------------------


BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
-------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                              VALUE
 ----------- ---------------------------------------------------    ------------
 U.S. TREASURY OBLIGATIONS--CONTINUED
 ---------------------------------------------------------------
             U.S. TREASURY NOTES--CONTINUED
             ---------------------------------------------------
 $20,000,000 6.25%, 3/31/1999                                       $ 20,143,740
             ---------------------------------------------------
  27,000,000 6.875%, 8/31/1999                                        27,514,674
             ---------------------------------------------------    ------------
              TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST
             $82,053,737)                                             82,742,789
             ---------------------------------------------------    ------------
 (B)REPURCHASE AGREEMENT--2.9%
 ---------------------------------------------------------------
   3,832,176 CS First Boston, 6.05%, dated 9/30/1997, due
             10/1/1997 (at amortized cost)                             3,832,176
             ---------------------------------------------------    ------------
              TOTAL INVESTMENTS (IDENTIFIED COST $130,034,520)(C)   $132,831,593
             ---------------------------------------------------    ------------

(a) Denotes variable rate securities which show current rate.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $130,034,520. The net unrealized appreciation of investments on a federal tax basis amounts to $2,797,073 which is comprised of $2,812,462 appreciation and $15,389 depreciation at September 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($133,877,535) at September 30, 1997.

The following acronym is used throughout this portfolio:

LP--Limited Partnership

(See Notes which are an integral part of the Financial Statements)


BLANCHARD FLEXIBLE TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


 PRINCIPAL                                                  CREDIT
  AMOUNT                                                    RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--94.5%
 --------------------------------------------------------
            ALASKA--4.1%
            ---------------------------------------------
 $1,000,000 Valdez, AK Marine Terminal, Revenue Refunding
            Bonds (Series B), 5.50% (BP Pipeline Inc.),
            10/1/2028                                         AA    $   983,917
            ---------------------------------------------           -----------
            CALIFORNIA--8.1%
            ---------------------------------------------
  1,000,000 California State Department of Water
            Resources, Revenue Refunding Bonds, 5.375%
            (Original Issue Yield: 5.67%), 12/1/2027          AAA       994,002
            ---------------------------------------------
  1,000,000 East Bay Municipal Utility District, CA,
            Water System Subordinated Refunding Revenue
            Bonds (Series 1996), 5.00% (FGIC
            INS)/(Original Issue Yield: 5.39%), 6/1/2026      AAA       947,502
            ---------------------------------------------           -----------
             Total                                                    1,941,504
            ---------------------------------------------           -----------
            FLORIDA--8.0%
            ---------------------------------------------
  1,000,000 Dade County, FL Water & Sewer System, Revenue
            Bonds, 5.25% (FGIC INS)/(Original Issue
            Yield: 5.70%), 10/1/2026                          AAA       979,577
            ---------------------------------------------
  1,000,000 Florida State Board of Education Capital
            Outlay, GO UT, (Series A), 5.00% (Original
            Issue Yield: 5.40%), 6/1/2027                     AA+       948,163
            ---------------------------------------------           -----------
             Total                                                    1,927,740
            ---------------------------------------------           -----------
            ILLINOIS--16.5%
            ---------------------------------------------
  1,000,000 Cook County, IL, GO UT Refunding Bonds (Series B), 5.375% (MBIA
            INS)/(Original Issue
            Yield: 5.72%), 11/15/2018                         AAA     1,001,236
            ---------------------------------------------
  1,000,000 Illinois Health Facilities Authority, Revenue
            Bonds Daily VRDNs (Healthcorp Affiliates)         Aaa     1,000,000
            ---------------------------------------------
  1,000,000 Illinois State Sales Tax, Refunding Revenue
            Bonds (Series Q), 5.50% (Original Issue
            Yield: 6.202%), 6/15/2020                         AAA     1,000,000
            ---------------------------------------------
  1,000,000 Metropolitan Pier & Exposition Authority, IL,
            Revenue Refunding Bonds, 5.25% (McCormick
            Plan Expansion Project)/(AMBAC INS)/(Original
            Issue Yield: 5.90%), 6/15/2027                    AAA       972,077
            ---------------------------------------------           -----------
             Total                                                    3,973,313
            ---------------------------------------------           -----------


BLANCHARD FLEXIBLE TAX-FREE BOND FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                  CREDIT
  AMOUNT                                                    RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED
 --------------------------------------------------------
            INDIANA--4.2%
            ---------------------------------------------
 $1,000,000 Purdue University, IN, Student Fees Revenue
            Bonds (Series H), Weekly VRDNs (Purdue
            University, IN LOC)                               AA-   $ 1,000,000
            ---------------------------------------------           -----------
            MASSACHUSETTS--3.9%
            ---------------------------------------------
  1,000,000 Massachusetts Water Resources Authority,
            Water Revenue Bonds, 5.00% (Original Issue
            Yield: 5.35%), 12/1/2025                          AAA       942,362
            ---------------------------------------------           -----------
            MICHIGAN--4.1%
            ---------------------------------------------
  1,000,000 Michigan State Hospital Finance Authority, Revenue Refunding Bonds,
            5.25% (Henry Ford Health System, MI)/(Original Issue Yield:
            5.70%), 11/15/2025                                AA        984,047
            ---------------------------------------------           -----------
            NEVADA--4.1%
            ---------------------------------------------
  1,000,000 Clark County, NV School District, GO UT,
            5.25% (Original Issue Yield: 5.83%),
            6/15/2017                                         AAA       996,268
            ---------------------------------------------           -----------
            NEW JERSEY--4.2%
            ---------------------------------------------
  1,000,000 New Jersey State Transportation Trust Fund
            Agency, Revenue Bonds, 5.25% (Original Issue
            Yield: 5.70%), 6/15/2016                          A+      1,004,261
            ---------------------------------------------           -----------
            NEW YORK--20.8%
            ---------------------------------------------
  1,000,000 New York City Municipal Water Finance
            Authority, Revenue Bonds, 5.50% (Original
            Issue Yield: 5.855%), 6/15/2027                   AAA     1,003,925
            ---------------------------------------------
  1,000,000 New York State Dormitory Authority, Revenue
            Bonds, 5.25% (Monte Fiore Medical
            Center)/(AMBAC and FHA INSs)/(Original Issue
            Yield: 5.53%), 2/1/2015                           AAA     1,006,724
            ---------------------------------------------
  1,000,000 New York State Local Government Assistance
            Corp., Refunding Revenue Bonds (Series B),
            5.50% (Original Issue Yield: 5.97%), 4/1/2021      A      1,003,043
            ---------------------------------------------
  1,000,000 New York State Medical Care Facilities
            Finance Agency, Revenue Refunding Bonds,
            5.375% (Presbyterian Hospital)/(Original
            Issue Yield: 5.52%), 2/15/2025                    AAA       995,669
            ---------------------------------------------
  1,000,000 Port Authority of New York and New Jersey,
            Revenue Bonds (104th Series), 5.20% (AMBAC
            INS)/(Original Issue Yield: 5.35%), 7/15/2021     AAA       990,487
            ---------------------------------------------           -----------
            Total                                                     4,999,848
            ---------------------------------------------           -----------


BLANCHARD FLEXIBLE TAX-FREE BOND FUND
-------------------------------------------------------------------------------


 SHARES OR
 PRINCIPAL                                                  CREDIT
  AMOUNT                                                    RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED
 --------------------------------------------------------
            TEXAS--8.2%
            ---------------------------------------------
 $1,000,000 Coastal Bend Health Facilities Development
            Corp., TX, Revenue Bonds Weekly VRDNs
            (Incarnate World Health Systems)/(First
            National Bank of Chicago LOC)                     Aa3   $ 1,000,000
            ---------------------------------------------
  1,000,000 San Antonio, TX, Electric & Gas, Revenue Refunding Bonds, 5.00%
            (Original Issue Yield:
            5.275%), 2/1/2014                                 AA        980,250
            ---------------------------------------------           -----------
            Total                                                     1,980,250
            ---------------------------------------------           -----------
            WASHINGTON--4.2%
            ---------------------------------------------
  1,000,000 Port of Seattle, WA, Revenue Bonds, 5.50%
            (FGIC INS)/(Original Issue Yield: 5.80%),
            10/1/2022                                         AAA     1,008,212
            ---------------------------------------------           -----------
            WISCONSIN--4.2%
            ---------------------------------------------
  1,000,000 Wisconsin State Transportation, Revenue Bonds
            (Series B), 5.50% (Original Issue Yield:
            5.912%), 7/1/2022                                 AA-     1,004,466
            ---------------------------------------------           -----------
            TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST
            $21,420,079)                                             22,746,188
            ---------------------------------------------           -----------
 MUTUAL FUND SHARES--4.2%
 --------------------------------------------------------
    999,900 Dreyfus Tax Exempt Cash Management (AT NET
            ASSET VALUE)                                                999,900
            ---------------------------------------------           -----------
            TOTAL INVESTMENTS (IDENTIFIED COST
            $22,419,979)(A)                                         $23,746,088
            ---------------------------------------------           -----------

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) The cost of investments for federal tax purposes amounts to $22,419,979. The unrealized appreciation of investments on a federal tax basis amounts to $1,326,109 at September 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($24,076,686) at September 30, 1997.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation FGIC--Financial Guaranty Insurance Company FHA--Federal Housing Administration GO--General Obligation INS--Insured LOC--Letter of Credit MBIA--Municipal Bond Investors Assurance
UT--Unlimited Tax VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)


BLANCHARD GROUP OF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                                                                     BLANCHARD     BLANCHARD
                           BLANCHARD     BLANCHARD     BLANCHARD    SHORT -TERM    FLEXIBLE
                            GLOBAL    PRECIOUS METALS   FLEXIBLE      FLEXIBLE     TAX-FREE
                          GROWTH FUND   FUND, INC.    INCOME FUND   INCOME FUND    BOND FUND
------------------------  ----------- --------------- ------------  ------------  -----------
ASSETS:
------------------------
Investments in
repurchase agreements     $ 1,176,958   $ 5,492,706   $  4,512,438  $  3,832,176  $   --
------------------------
Investments in
securities                 60,074,984    63,335,105    149,251,624   128,999,417   23,746,088
------------------------  -----------   -----------   ------------  ------------  -----------
 Total investments in
 securities, at value     $61,251,942   $68,827,811   $153,764,062  $132,831,593  $23,746,088
------------------------
Cash                          --            --             --            --                72
------------------------
Income receivable             330,910       191,606      2,362,460     2,479,981      365,497
------------------------
Receivable for
investments sold            1,820,484       485,614        --            --           --
------------------------
Receivable for shares
sold                            1,350     1,250,418         72,325        46,320       41,115
------------------------
Net receivable for
foreign currency
exchange contracts sold       150,030       --             --            --           --
------------------------
Deferred organizational
costs                         --            --              15,094        17,490       16,399
------------------------  -----------   -----------   ------------  ------------  -----------
 Total assets              63,554,716    70,755,449    156,213,941   135,375,384   24,169,171
------------------------  -----------   -----------   ------------  ------------  -----------
LIABILITIES:
------------------------
Payable for investments
purchased                   1,024,123     2,114,799        --            --           --
------------------------
Payable for shares
redeemed                       60,354       605,097        272,640       497,950       24,696
------------------------
Income distribution
payable                       --            --             446,081        75,908       40,374
------------------------
Payable to Bank               --            803,519        --            625,000      --
------------------------
Payable for forward
foreign currency
exchange contracts            --            --               7,439       --           --
------------------------
Payable for taxes
withheld                        7,796         3,188        --            --
------------------------
Payable for daily
variation margin               63,340       --             --            --           --
------------------------
Accrued expenses              201,737       191,606        265,080       298,991       27,415
------------------------  -----------   -----------   ------------  ------------  -----------
 Total liabilities          1,357,350     3,718,209        991,240     1,497,849       92,485
------------------------  -----------   -----------   ------------  ------------  -----------
NET ASSETS CONSIST OF:
------------------------
Paid in capital            53,368,473    92,377,394    168,418,381   140,351,915   23,120,612
------------------------
Net unrealized
appreciation
(depreciation) of
investments, translation
of assets and
liabilities in foreign
currency, and futures
contracts                     821,161   (21,203,902)     3,746,717     2,798,583    1,326,109
------------------------
Accumulated net realized
gain (loss) on
investments, foreign
currency transactions,
and futures contracts       7,100,967    (5,605,824)   (16,630,125)   (9,171,223)    (354,461)
------------------------
Distributions in excess
of/Undistributed net
investment income             906,765     1,469,572       (312,272)     (101,740)     (15,574)
------------------------  -----------   -----------   ------------  ------------  -----------
 Total Net Assets         $62,197,366   $67,037,240   $155,222,701  $133,877,535  $24,076,686
------------------------  -----------   -----------   ------------  ------------  -----------
NET ASSET VALUE,
OFFERING PRICE AND
REDEMPTION PROCEEDS PER
SHARE:                    $     10.54   $      5.37   $       4.98  $       3.04  $      5.56
------------------------  -----------   -----------   ------------  ------------  -----------
Shares Outstanding          5,899,615    12,486,361     31,152,932    44,036,295    4,328,344
------------------------  -----------   -----------   ------------  ------------  -----------
Investments, at
identified cost           $60,621,797   $90,031,550   $150,009,998  $130,034,520  $22,419,979
------------------------  -----------   -----------   ------------  ------------  -----------
Investments, at tax cost  $60,689,138   $90,719,260   $150,009,998  $130,034,520  $22,419,979
------------------------  -----------   -----------   ------------  ------------  -----------

(See Notes which are an integral part of the Financial Statements)


BLANCHARD GROUP OF FUNDS
STATEMENTS OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                                                                        BLANCHARD   BLANCHARD
                           BLANCHARD        BLANCHARD       BLANCHARD  SHORT -TERM   FLEXIBLE
                            GLOBAL       PRECIOUS METALS    FLEXIBLE    FLEXIBLE     TAX-FREE
                          GROWTH FUND      FUND, INC.      INCOME FUND INCOME FUND  BOND FUND
------------------------  -----------    ---------------   ----------- -----------  ----------
INVESTMENT INCOME:
------------------------
Dividends                 $  376,712(a)   $    675,606(c)  $   --      $   --       $   --
------------------------
Interest                   2,434,670(b)        631,572      13,043,023  10,247,264   1,236,154
------------------------  ----------      ------------     ----------- -----------  ----------
 Total income              2,811,382         1,307,178      13,043,023  10,247,264   1,236,154
------------------------  ----------      ------------     ----------- -----------  ----------
EXPENSES:
------------------------
Management fee               645,955           744,283       1,273,719   1,095,713     169,751
------------------------
Administrative personnel
and services fee              75,000            78,467         165,355     142,259      75,000
------------------------
Custodian fees                63,163            50,200          68,539      48,762      16,080
------------------------
Transfer and dividend
disbursing agent fees
and expenses                 118,177            77,453         317,118     343,119      37,447
------------------------
Directors'/Trustees'
fees                           2,098             2,544           3,267       3,420       1,598
------------------------
Auditing fees                 20,726            21,698          20,688      12,277      26,804
------------------------
Legal fees                     2,939             2,290           1,764       1,653          85
------------------------
Portfolio accounting
fees                          49,714            54,606          57,885      49,725      43,386
------------------------
Distribution services
fee                          484,467           558,212         424,573     365,238      56,584
------------------------
Share registration costs      11,775            21,568          12,098      13,477      11,706
------------------------
Printing and postage          61,840            28,849          33,894      48,635       7,825
------------------------
Insurance premiums             2,255             1,873           1,665       2,288       1,412
------------------------
Taxes                            495               697             495         495      --
------------------------
Miscellaneous                  2,018             1,786          34,211      18,580      17,258
------------------------  ----------      ------------     ----------- -----------  ----------
 Total expenses            1,540,622         1,644,526       2,415,271   2,145,641     464,936
------------------------  ----------      ------------     ----------- -----------  ----------
WAIVERS--
------------------------
Waiver of management fee      --               --              --         (129,528)   (142,067)
------------------------
Waiver of administrative
personnel and services
fee                           --               --              --          --          (39,951)
------------------------
Waiver of distribution
services fee                  --               --              --          --          (56,584)
------------------------  ----------      ------------     ----------- -----------  ----------
 Total waivers                --               --              --         (129,528)   (238,602)
------------------------  ----------      ------------     ----------- -----------  ----------
   Net expenses            1,540,622         1,644,526       2,415,271   2,016,113     226,334
------------------------  ----------      ------------     ----------- -----------  ----------
   Net investment income
   (loss)                  1,270,760          (337,348)     10,627,752   8,231,151   1,009,820
------------------------  ----------      ------------     ----------- -----------  ----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS, FOREIGN
CURRENCY, AND FUTURES
CONTRACTS:
------------------------
Net realized gain (loss)
on investments, foreign
currency transactions,
and futures contracts      8,407,403        (2,561,982)      2,191,827     483,971     285,298
------------------------
Net change in unrealized
appreciation
(depreciation) of
investments, translation
of assets and liablities
in foreign currency, and
futures contracts         (1,721,197)       (9,413,528)      2,926,980   1,694,128     784,728
------------------------  ----------      ------------     ----------- -----------  ----------
 Net realized and
 unrealized gain (loss)
 on investments            6,686,206       (11,975,510)      5,118,807   2,178,099   1,070,026
------------------------  ----------      ------------     ----------- -----------  ----------
   Change in net assets
   resulting from
   operations             $7,956,966      $(12,312,858)    $15,746,559 $10,409,250  $2,079,846
------------------------  ----------      ------------     ----------- -----------  ----------

(a) Net of Foreign taxes withheld $33,962.
(b) Net of Foreign taxes withheld $4,228.
(c) Net of Foreign taxes withheld $47,201.
(See Notes which are an integral part of the Financial Statements)


THE BLANCHARD GROUP OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       BLANCHARD GLOBAL                         BLANCHARD PRECIOUS
                                          GROWTH FUND                           METALS FUND, INC.
                            ---------------------------------------  ----------------------------------------
                             YEAR ENDED   PERIOD ENDED  YEAR ENDED    YEAR ENDED   PERIOD ENDED   YEAR ENDED
                            SEPTEMBER 30, SEPTEMBER 30,  APRIL 30,   SEPTEMBER 30, SEPTEMBER 30,  APRIL 30,
                                1997          1996         1996          1997          1996          1996
 ----------------           ------------- ------------- -----------  ------------- ------------- ------------
 INCREASE
 (DECREASE) IN
 NET ASSETS:
 ----------------
 OPERATIONS--
 ----------------
 Net investment
 income/operating
 (loss)                      $ 1,270,760   $   465,544  $   295,860   $  (337,348)  $  (500,885) $ (1,069,928)
 ----------------
 Net realized
 gain (loss) on
 investments,
 foreign currency
 transactions and
 futures
 contracts                     8,407,403     6,148,207    8,019,815    (2,561,982)   10,615,594    13,950,013
 ----------------
 Net change in
 unrealized
 appreciation/depreciation
 of investments,
 translation of
 assets and
 liablities in
 foreign
 currency, and
 futures
 contracts                    (1,721,197)   (5,394,534)   5,636,916    (9,413,528)  (19,953,719)   13,616,081
 ----------------            -----------   -----------  -----------   -----------   -----------  ------------
 Change in net
 assets
 resulting from
 operations                    7,956,966     1,219,217   13,952,591   (12,312,858)   (9,839,010)   26,496,166
 ----------------            -----------   -----------  -----------   -----------   -----------  ------------
 DISTRIBUTIONS TO
 SHAREHOLDERS--
 ----------------
 Distributions
 from net
 investment
 income                       (1,170,525)      --          (295,860)   (2,843,687)      --            --
 ----------------
 Distributions
 from net
 realized gains              (12,602,965)                             (20,849,369)      --            --
 ----------------
 Distributions in
 excess of net
 investment
 income                          --            --          (274,732)      --            --            --
 ----------------
 Tax return of
 capital                         --            --           --            --            --            --
 ----------------            -----------   -----------  -----------   -----------   -----------  ------------
 Change in net
 assets
 resulting from
 distributions
 to shareholders             (13,773,490)      --          (570,592)  (23,693,056)      --            --
 ----------------            -----------   -----------  -----------   -----------   -----------  ------------
 SHARE
 TRANSACTIONS--
 ----------------
 Proceeds from
 sale of shares               10,109,624     8,636,590    5,765,409    60,617,474    35,684,735   103,376,874
 ----------------
 Net asset value
 of shares issued
 to shareholders
 in payment of
 distributions
 declared                     13,095,694       --           548,261    21,735,905       --            --
 ----------------
 Cost of shares
 redeemed                    (23,098,557)  (13,130,249) (35,601,975)  (67,198,114)  (67,247,212)  (75,865,525)
 ----------------            -----------   -----------  -----------   -----------   -----------  ------------
 Change in net
 assets
 resulting from
 share
 transactions                    106,761    (4,493,659) (29,288,305)   15,155,265   (31,562,477)   27,511,349
 ----------------            -----------   -----------  -----------   -----------   -----------  ------------
  Change in net
  assets                      (5,709,763)   (3,274,442) (15,906,306)  (20,850,649)  (41,401,487)   54,007,515
 ----------------
 NET ASSETS:
 ----------------
 Beginning of
 period                       67,907,129    71,181,571   87,087,877    87,887,889   129,289,376    75,281,861
 ----------------            -----------   -----------  -----------   -----------   -----------  ------------
 End of period               $62,197,366   $67,907,129  $71,181,571   $67,037,240   $87,887,889  $129,289,376
 ----------------            -----------   -----------  -----------   -----------   -----------  ------------
 Undistributed
 net investment
 income included
 in net assets at
 end of period               $   906,765   $   818,136  $   --        $ 1,469,572   $ 2,856,971  $  1,904,789
 ----------------            -----------   -----------  -----------   -----------   -----------  ------------
 Net gain (loss)
 as computed for
 federal tax
 purposes                    $ 7,911,101   $ 6,561,362  $ 5,881,028   $    76,050   $ 9,039,433  $ 12,174,374
 ----------------            -----------   -----------  -----------   -----------   -----------  ------------
                                       BLANCHARD FLEXIBLE
                                           INCOME FUND
                            --------------------------------------------
                             YEAR ENDED    PERIOD ENDED    YEAR ENDED
                            SEPTEMBER 30,  SEPTEMBER 30,    APRIL 30,
                                1997           1996           1996
--------------------------- -------------- -------------- --------------
 INCREASE
 (DECREASE) IN
 NET ASSETS:
---------------------------
 OPERATIONS--
---------------------------
 Net investment
 income/operating
 (loss)                      $10,627,752   $  5,059,729   $  14,539,300
---------------------------
 Net realized
 gain (loss) on
 investments,
 foreign currency
 transactions and
 futures
 contracts                     2,191,827        175,174         480,236
---------------------------
 Net change in
 unrealized
 appreciation/depreciation
 of investments,
 translation of
 assets and
 liablities in
 foreign
 currency, and
 futures
 contracts                     2,926,980      2,016,909       5,042,160
--------------------------- -------------- -------------- --------------
 Change in net
 assets
 resulting from
 operations                   15,746,559      7,251,812      20,061,696
--------------------------- -------------- -------------- --------------
 DISTRIBUTIONS TO
 SHAREHOLDERS--
---------------------------
 Distributions
 from net
 investment
 income                      (10,302,558)    (5,012,727)    (15,359,777)
---------------------------
 Distributions
 from net
 realized gains                  --             --             --
---------------------------
 Distributions in
 excess of net
 investment
 income                          --             --             --
---------------------------
 Tax return of
 capital                        (342,877)       (48,762)       --
--------------------------- -------------- -------------- --------------
 Change in net
 assets
 resulting from
 distributions
 to shareholders             (10,645,435)    (5,061,489)    (15,359,777)
--------------------------- -------------- -------------- --------------
 SHARE
 TRANSACTIONS--
---------------------------
 Proceeds from
 sale of shares               33,454,106     13,294,718      60,702,516
---------------------------
 Net asset value
 of shares issued
 to shareholders
 in payment of
 distributions
 declared                      8,400,717      4,042,963      11,757,432
---------------------------
 Cost of shares
 redeemed                    (79,085,787)   (38,410,603)   (133,349,811)
--------------------------- -------------- -------------- --------------
 Change in net
 assets
 resulting from
 share
 transactions                (37,230,964)   (21,072,922)    (60,889,863)
--------------------------- -------------- -------------- --------------
  Change in net
  assets                     (32,129,840)   (18,882,599)    (56,187,944)
---------------------------
 NET ASSETS:
---------------------------
 Beginning of
 period                      187,352,541    206,235,140     262,423,084
--------------------------- -------------- -------------- --------------
 End of period              $155,222,701   $187,352,541   $ 206,235,140
--------------------------- -------------- -------------- --------------
 Undistributed
 net investment
 income included
 in net assets at
 end of period              $    --        $    --        $    --
--------------------------- -------------- -------------- --------------
 Net gain (loss)
 as computed for
 federal tax
 purposes                   $  1,771,520   $ (1,335,786)  $  (3,223,064)
--------------------------- -------------- -------------- --------------

(See Notes which are an integral part of the Financial Statements)


THE BLANCHARD GROUP OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                    BLANCHARD SHORT-TERM                         BLANCHARD FLEXIBLE
                                    FLEXIBLE INCOME FUND                         TAX-FREE BOND FUND
                          ------------------------------------------  -----------------------------------------
                           YEAR ENDED    PERIOD ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED   YEAR ENDED
                          SEPTEMBER 30,  SEPTEMBER 30,   APRIL 30,    SEPTEMBER 30,  SEPTEMBER 30,  APRIL 30,
                              1997           1996           1996          1997           1996          1996
------------------------  -------------  -------------  ------------  -------------  ------------- ------------
INCREASE (DECREASE) IN
NET ASSETS:
------------------------
OPERATIONS--
------------------------
Net investment income     $  8,231,151   $  3,640,476   $  3,088,222  $  1,009,820    $   461,956  $    960,342
------------------------
Net realized gain (loss)
on investments, foreign
currency transactions
and futures contracts          483,971        (42,344)       511,538       285,298         39,445       891,432
------------------------
Net change in unrealized
appreciation/
depreciation of
investments, translation
of assets and liablities
in foreign currency, and
futures contracts            1,694,128        526,658        767,013       784,728        594,290      (406,293)
------------------------  ------------   ------------   ------------  ------------    -----------  ------------
 Change in net assets
 resulting from
 operations                 10,409,250      4,124,790      4,366,773     2,079,846      1,095,691     1,445,481
------------------------  ------------   ------------   ------------  ------------    -----------  ------------
DISTRIBUTIONS TO
SHAREHOLDERS--
------------------------
Distributions from net
investment income           (8,210,879)    (3,150,985)    (3,088,222)   (1,005,915)      (445,952)     (960,342)
------------------------
Distributions from net
realized gains                 (45,361)       --             --            --             --            --
------------------------
Distributions in excess
of net investment income       --             --              (4,918)      --             --             (8,706)
------------------------
Tax return of capital          --            (529,561)       --            --             --            --
------------------------  ------------   ------------   ------------  ------------    -----------  ------------
 Change in net assets
 resulting from
 distributions to
 shareholders               (8,256,240)    (3,680,546)    (3,093,140)   (1,005,915)      (445,952)     (969,048)
------------------------  ------------   ------------   ------------  ------------    -----------  ------------
SHARE TRANSACTIONS--
------------------------
Proceeds from sale of
shares                      34,559,663     12,700,025     13,369,396    10,279,470      6,936,750    26,287,368
------------------------
Proceeds from shares
issued in connection
with the acquisition of
Blanchard Short-Term
Global Income Fund             --             --         174,188,041       --             --            --
------------------------
Net asset value of
shares issued to
shareholders in payment
of distributions
declared                     7,218,527      3,194,311      2,652,603       919,487        411,088       750,232
------------------------
Cost of shares redeemed    (68,087,183)   (36,071,531)   (37,161,711)  (10,766,336)    (8,149,963)  (24,287,075)
------------------------  ------------   ------------   ------------  ------------    -----------  ------------
 Change in net assets
 resulting from share
 transactions              (26,308,993)   (20,177,195)   153,048,329       432,621       (802,125)    2,750,525
------------------------  ------------   ------------   ------------  ------------    -----------  ------------
   Change in net assets    (24,155,983)   (19,732,951)   154,321,962     1,506,552       (152,386)    3,226,958
------------------------
NET ASSETS:
------------------------
Beginning of period        158,033,518    177,766,469     23,444,507    22,570,134     22,722,520    19,495,562
------------------------  ------------   ------------   ------------  ------------    -----------  ------------
End of period             $133,877,535   $158,033,518   $177,766,469  $ 24,076,686    $22,570,134  $ 22,722,520
------------------------  ------------   ------------   ------------  ------------    -----------  ------------
Undistributed net
investment income
included in net assets
at end of period          $    --        $    --        $    --       $    --         $   --       $    --
------------------------  ------------   ------------   ------------  ------------    -----------  ------------
Net gain (loss) as
computed for federal tax
purposes                  $    483,971   $     87,710   $    493,015  $    --         $   --       $    --
------------------------  ------------   ------------   ------------  ------------    -----------  ------------

(See Notes which are an integral part of the Financial Statements)


                      [This Page Intentionally Left Blank]

                                       63

BLANCHARD GROUP OF FUNDS
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      NET REALIZED AND                                                        DISTRIBUTIONS
                                         UNREALIZED                                                              FROM NET
                                        GAIN/(LOSS)                                                           REALIZED GAINS
                            NET        ON INVESTMENTS,                                                       ON INVESTMENTS,
    YEAR       NET ASSET INVESTMENT       FUTURES                  DISTRIBUTIONS DISTRIBUTIONS                   FUTURES
    ENDED        VALUE    INCOME/      CONTRACTS, AND  TOTAL FROM    FROM NET     IN EXCESS OF     TAX        CONTRACTS, AND
  APRIL30/     BEGINNING OPERATING    FOREIGN CURRENCY INVESTMENT   INVESTMENT   NET INVESTMENT   RETURN     FOREIGN CURRENCY
SEPTEMBER 30,  OF PERIOD   (LOSS)       TRANSACTIONS   OPERATIONS     INCOME       INCOME(E)    OF CAPITAL     TRANSACTIONS
-------------  --------- ----------   ---------------- ----------  ------------- -------------- ----------   ----------------
BGGF
1993            $ 9.92      0.25            0.32          0.57         (0.30)          --           --            (0.19)
1994            $10.00      0.03            1.29          1.32          --             --           --            (1.28)
1995            $10.04      0.08           (0.19)        (0.11)         --             --           --              --
1996            $ 9.71      0.04            1.86          1.90         (0.04)        (0.04)         --              --
1996(a)         $11.53      0.08            0.13          0.21          --             --           --              --
1997            $11.74      0.23            1.04          1.27         (0.21)          --           --            (2.26)
BPMF
1993            $ 5.04     (0.08)(h)        1.87(h)       1.79          --             --           --              --
1994            $ 6.83     (0.11)(h)        2.01(h)       1.90          --             --           --              --
1995            $ 8.73     (0.02)          (0.41)        (0.43)         --             --         (0.09)          (0.03)
1996            $ 7.12     (0.10)           2.75          2.65          --             --           --              --
1996(a)         $ 9.77     (0.10)          (0.77)        (0.87)         --             --           --              --
1997            $ 8.90     (0.02)          (0.96)        (0.98)        (0.30)          --           --            (2.25)
BFIF
1993(b)         $ 5.00      0.21            0.09          0.30         (0.21)          --           --              --
1994            $ 5.09      0.40           (0.17)         0.23         (0.36)          --         (0.03)          (0.08)
1995            $ 4.85      0.30           (0.13)         0.17         (0.00)(i)       --         (0.31)            --
1996            $ 4.71      0.28            0.10          0.38         (0.31)          --           --              --
1996(a)         $ 4.78      0.15            0.04          0.19         (0.13)          --         (0.00)(i)         --
1997            $ 4.84      0.30            0.15          0.45         (0.30)          --         (0.01)            --
BSTFIF
1993(c)         $ 3.00      0.00(i)         0.00(i)       0.00(i)      (0.00)(i)       --           --            (0.00)(i)
1994            $ 3.00      0.17           (0.06)         0.11         (0.17)          --           --            (0.01)
1995            $ 2.93      0.15             --           0.15         (0.14)        (0.00)(i)      --              --
1996            $ 2.94      0.22             --           0.22         (0.17)        (0.00)(i)      --              --
1996(a)         $ 2.99      0.07            0.01          0.08         (0.06)        (0.00)(i)    (0.01)            --
1997            $ 3.00      0.17            0.04          0.21         (0.17)          --           --            (0.00)(i)
BFTFBF
1994(d)         $ 5.00      0.18           (0.20)        (0.02)        (0.18)          --           --            (0.03)
1995            $ 4.77      0.24            0.26          0.50         (0.23)        (0.01)         --              --
1996            $ 5.03      0.22            0.13          0.35         (0.22)          --           --              --
1996(a)         $ 5.16      0.11            0.15          0.26         (0.11)          --           --              --
1997            $ 5.31      0.25            0.25          0.50         (0.25)          --           --              --
                DISTRIBUTIONS
                 IN EXCESS OF
                 NET REALIZED
                   GAINS ON
                 INVESTMENTS,
    YEAR           FUTURES
    ENDED       CONTRACTS, AND
  APRIL30/     FOREIGN CURRENCY
SEPTEMBER 30,  TRANSACTIONS(E)
-------------  ----------------
BGGF
1993                  --
1994                  --
1995                (0.22)
1996                  --
1996(a)               --
1997                  --
BPMF
1993                  --
1994                  --
1995                (1.06)
1996                  --
1996(a)               --
1997                  --
BFIF
1993(b)               --
1994                  --
1995                  --
1996                  --
1996(a)               --
1997                  --
BSTFIF
1993(c)               --
1994                  --
1995                  --
1996                  --
1996(a)               --
1997                  --
BFTFBF
1994(d)               --
1995                  --
1996                  --
1996(a)               --
1997                  --

  * Computed on an annualized basis.
(a) The Funds have changed their fiscal year end from April 30 to September 30. Reflects operations for the period from May 1, 1996 to September 30, 1996.
(b) Reflects operations for the period from November 2, 1992 (commencement of operations) to April 30, 1993.
(c) Reflects operations for the period from April 16, 1993 (commencement of operations) to April 30, 1993.
(d) Reflects operations for the period from August 12, 1993 (commencement of operations) to April 30, 1994.
(e) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.
(f) Based on net asset value.
(g) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(h) Calculated based on average shares outstanding-prior years amounts restated for comparative purposes.
(i) Less than one cent per share.
(j) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.
(See Notes which are an integral part of the Financial Statements)



                                        RATIOS TO AVERAGE NET ASSETS
                                    ------------------------------------
                                                NET
                                             INVESTMENT                   NET ASSETS,
               NET ASSET                      INCOME/       EXPENSE           END        AVERAGE    PORTFOLIO
    TOTAL      VALUE, AND   TOTAL            OPERATING      WAIVER/        OF PERIOD   COMMISSIONS  TURNOVER
DISTRIBUTIONS  OF PERIOD  RETURN(F) EXPENSES   (LOSS)   REIMBURSEMENT(G) (000 OMITTED) RATE PAID(J)   RATE
-------------  ---------- --------- -------- ---------- ---------------- ------------- ------------ ---------
    (0.49)       $10.00      6.08%   2.40%      1.72%          --          $ 84,780         --        138%
    (1.28)       $10.04     12.91%   2.61%      0.67%          --          $109,805         --        166%
    (0.22)       $ 9.71     (1.04%)  2.51%      0.76%          --          $ 87,088         --        221%
    (0.08)       $11.53     19.68%   2.54%      0.38%          --          $ 71,182         --         91%
     --          $11.74      1.91%   2.52%*     1.60%*         --          $ 67,907      $0.0040       47%
    (2.47)       $10.54     13.20%   2.39%      1.97%          --          $ 62,197      $0.0049       49%
     --          $ 6.83     35.50%   3.24%     (1.46%)         --          $ 32,636         --         66%
     --          $ 8.73     27.80%   2.46%     (1.21%)         --          $ 68,092         --        174%
    (1.18)       $ 7.12     (4.39%)  2.49%     (1.48%)         --          $ 75,282         --        116%
     --          $ 9.77     37.03%   2.36%     (1.27%)         --          $129,289         --        176%
     --          $ 8.90     (8.90%)  2.32%*    (1.13%)*        --          $ 87,888      $0.0199       36%
    (2.55)       $ 5.37    (15.24%)  2.21%     (0.45%)         --          $ 67,037      $0.0125       97%
    (0.21)       $ 5.09      6.17%   0.20%*     9.02%*         --          $315,845         --        129%
    (0.47)       $ 4.85      4.11%   1.30%      7.10%          --          $550,254         --        346%
    (0.31)       $ 4.71      3.74%   1.58%      6.52%          --          $262,423         --        455%
    (0.31)       $ 4.78      8.06%   1.56%      6.06%          --          $206,235         --        347%
    (0.13)       $ 4.84      3.95%   1.59%*     7.38%*       0.01%*        $187,353         --         87%
    (0.31)       $ 4.98      9.53%   1.42%      6.26%          --          $155,223         --        101%
    (0.00)(i)    $ 3.00      0.15%   3.03%*     3.89%*         --          $  2,000         --         36%
    (0.18)       $ 2.93      3.72%   0.63%      5.64%        1.42%         $ 42,381         --        212%
    (0.14)       $ 2.94      5.34%   1.38%      4.80%        0.75%         $ 23,445         --         84%
    (0.17)       $ 2.99      7.47%   1.44%      5.49%        0.40%         $177,766         --        291%
    (0.07)       $ 3.00      2.61%   1.39%*     5.26%*       0.25%*        $158,034         --         21%
    (0.17)       $ 3.04      7.24%   1.38%      5.63%        0.09%         $133,878         --         80%
    (0.21)       $ 4.77     (0.48%)  0.00%*     6.79%*       2.22%*        $ 23,267         --        190%
    (0.24)       $ 5.03     10.74%   1.00%      4.87%        1.17%         $ 19,496         --        170%
    (0.22)       $ 5.16      6.86%   1.05%      4.43%        1.25%         $ 22,723         --        275%
    (0.11)       $ 5.31      5.02%   1.01%*     4.83%*       1.23%*        $ 22,570         --         25%
    (0.25)       $ 5.56      9.59%   1.00%      4.46%        1.05%         $ 24,077         --        163%


BLANCHARD GROUP OF FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997
-------------------------------------------------------------------------------

(1) ORGANIZATION

Blanchard Group of Funds consists of Blanchard Funds (the "Trust") and Blanchard Precious Metals Fund, Inc. (the "Company") which are registered under the Investment Company Act of 1940, as amended (the "Act"), as open-end management investment companies. The Trust consists of six portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

         PORTFOLIO NAME            DIVERSIFICATION           INVESTMENT OBJECTIVE
         --------------            ---------------           --------------------
Blanchard Global Growth Fund         diversified   Long-term capital growth.
 ("BGGF")
Blanchard Precious Metal Fund,          non-       Long-term capital appreciation and
 Inc. ("BPMF")                       diversified   preservation of purchasing power
                                                   through investments in
                                                   physical precious metals,
                                                   such as gold, silver,
                                                   platinum and palladium, and
                                                   in securities of companies
                                                   involved in precious metals.
                                                   A secondary objective of the
                                                   Fund is to reduce the risk of
                                                   loss of capital and decrease
                                                   the volatility often
                                                   associated with precious
                                                   metals investments by
                                                   changing the allocation of
                                                   its assets from precious
                                                   metals securities to physical
                                                   precious metals and/or
                                                   investing in short-term
                                                   instruments and government
                                                   securities during periods
                                                   when the Fund's portfolio
                                                   manager believes the precious
                                                   metals markets may experience
                                                   declines.
Blanchard Flexible Income Fund diversified High current income while seeking
 ("BFIF") opportunities for capital appreciation.
Blanchard Short-Term Flexible diversified High current income while seeking
 Income Fund ("BSTFIF") opportunities for capital appreciation.
Blanchard Flexible Tax-Free Bond     diversified   High level of current interest income
 Fund ("BFTFBF")                                   exempt from federal income tax,
                                                   consistent with the preservation of
                                                   capital.

In addition, the Trust offers Blanchard Asset Allocation Fund which is presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.



BLANCHARD GROUP OF FUNDS
-------------------------------------------------------------------------------
(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity foreign valued at the last sale price reported on a national securities exchange. Short-term foreign and domestic securities are valued at the prices provided by an independent pricing service. However, short-term foreign or domestic securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in open-end regulated investment companies are valued at net asset value. Foreign government and corporate bonds are valued at the last sales price reported on a national exchange. If the last sales price is not available the securities are valued at the mean of the latest bid and ask price as furnished by an independent pricing service.

  REPURCHASE AGREEMENTS--It is the policy of the Funds to require a custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

  Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.



BLANCHARD GROUP OF FUNDS
-------------------------------------------------------------------------------
  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. In addition, BPMF and BFIF reclassed a tax return of capital. The following reclassifications have been made to the financial statements as of September 30, 1997.

                                    INCREASE (DECREASE)
                -------------------------------------------------------------
                                               UNDISTRIBUTED NET INVESTMENT
       FUND      PAID-IN    ACCUMULATED NET   INCOME/ DISTRIBUTIONS IN EXCESS
       NAME      CAPITAL   REALIZED GAIN/LOSS    OF NET INVESTMENT INCOME
   ------------ ---------  ------------------ -------------------------------
   BGGF               --      $    11,606               $  (11,606)
   BPMF         $ 120,846      (1,911,826)               1,790,980
   BFIF          (342,877)       (258,682)                 601,559

  Net investment income, net realized gain/losses, and net assets were not affected by this change.

  FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

  Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

  At September 30, 1997, BFIF, BSTFIF, and BFTFBF, for federal tax purposes, had capital loss carryforwards, as noted below, which will reduce the Funds taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

   FUNDS   TOTAL TAX LOSS CARRYFORWARD
   ------  ---------------------------
   BFIF            $16,630,124
   BSTFIF            9,125,862
   BFTFBF              354,460

  Pursuant to the Code, such capital loss carryforwards will expire as follows:

                 BFIF                               BSTFIF
   ---------------------------------------------------------------------
   EXPIRATION YEAR   EXPIRATION AMOUNT EXPIRATION YEAR EXPIRATION AMOUNT
   ---------------   ----------------- --------------- -----------------
        2002            $12,071,274         2003          $9,125,862
        2003              3,223,064
        2004              1,335,786

                BFTFBF
   ------------------------------------
   EXPIRATION YEAR   EXPIRATION AMOUNT
   ---------------   -----------------
        2003             $354,460



BLANCHARD GROUP OF FUNDS
-------------------------------------------------------------------------------
  Additionally, net capital losses, as noted below, attributable to security transactions incurred after October 31, 1996 are treated as arising on October 1, 1997 the first day of the Funds' next taxable year.

   FUND   TOTAL TAX LOSS PUSHFORWARD
   ----   --------------------------
   BPMF           $4,504,362
   BFIF              157,286

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  FUTURES CONTRACTS--BGGF purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended September 30, 1997, BGGF had realized gains on futures contracts of $5,426,009. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

  At September 30, 1997, BGGF had outstanding futures contracts as set forth below:

                                                  UNREALIZED
    EXPIRATION                                   APPRECIATION
      DATE        CONTRACTS TO RECEIVE POSITION (DEPRECIATION)
   -----------    -------------------- -------- --------------
   December 1997         20 S&P 500      Long      $332,326
   December 1997        4 Long Gilt      Long        17,265
   December 1997         5 Notional      Long         3,412
   December 1997           7 CAC 40      Long           773
   December 1997             7 Bund      Long        15,831
   December 1997              3 DAX      Long        28,979
   December 1997     221 Nikkei 300      Long      (195,176)
   December 1997          12 T Bond      Long        43,438
   December 1997          11 T Note      Long        20,875
   December 1997        5 ALL--Ords      Long           253
   December 1997            5 FT-SE      Long        81,577
                                                   --------
   Net Unrealized Appreciation on
    Futures Contracts                              $349,553

  FOREIGN EXCHANGE CONTRACTS--BGGF, BPMF, BFIF, and BSTFIF may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. BGGF, BPMF, BFIF, and BSTFIF may enter into these contracts for the purchase or sale of a specific foreign currency at a


BLANCHARD GROUP OF FUNDS
-------------------------------------------------------------------------------
  fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Funds foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Funds foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked to market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At September 30, 1997, only BGGF and BFIF had outstanding foreign exchange contracts as set forth below:

                                     BGGF

                                          CONTRACTS TO     IN                     UNREALIZED
                            SETTLEMENT      DELIVER/    EXCHANGE   CONTRACTS AT  APPRECIATION
                               DATE         RECEIVE        FOR        VALUE     (DEPRECIATION)
                         ---------------- ------------ ----------- ------------ --------------
   CONTRACTS PURCHASED:
    Australian Dollar        10/2/97          517,000  $   388,913 $   387,621     $  1,292
    Australian Dollar         1/5/98          330,000      240,059     240,195         (136)
    Swiss Franc              10/2/97        7,812,500    5,368,856   5,372,931       (4,075)
    Deutsche Mark            12/23/97       3,787,600    2,147,104   2,155,278       (8,174)
    French Franc          10/2/97-1/5/98   15,903,400    2,662,152   2,687,859      (25,707)
    British Pound            12/23/97         907,200    1,457,870   1,457,897          (27)
    Netherlands Guilder      10/2/97        3,975,000    1,998,692   1,997,458        1,234
   CONTRACTS SOLD:
    Swiss Franc          10/2/97-12/23/97  14,772,000   10,111,286  10,205,532       94,246
    Deutsche Mark            12/23/97         971,000      552,489     552,533           44
    French Franc             10/2/97        9,246,200    1,553,066   1,558,737        5,671
    British Pound            12/23/97         127,000      204,286     204,093         (193)
    Japanese Yen             12/18/97     414,228,700    3,460,752   3,472,727       11,975
    Netherlands Guilder  10/2/97-12/23/97   7,950,000    3,931,396   4,005,276       73,880
                                                                                   --------
   Net Unrealized Appreciation on Foreign Exchange Contracts                       $150,030
                                                                                   ========


BLANCHARD GROUP OF FUNDS
-------------------------------------------------------------------------------
                                     BFIF

                                                   IN                    UNREALIZED
                    SETTLEMENT  CONTRACTS TO    EXCHANGE  CONTRACTS AT  APPRECIATION
                       DATE    DELIVER/RECEIVE    FOR        VALUE     (DEPRECIATION)
                    ---------- --------------- ---------- ------------ --------------
   Contracts Sold:
   Canadian Dollar   12/15/97     2,200,000    $1,591,320  $1,598,759     ($7,439)
                                                                          -------
   Net Unrealized Depreciation on Foreign Exchange Contracts              ($7,439)
                                                                          -------

  FOREIGN CURRENCY TRANSLATION--The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal or international securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.


BLANCHARD GROUP OF FUNDS
-------------------------------------------------------------------------------

  Additional information on each restricted security held by BGGF at September 30, 1997 is as follows:

   SECURITY                       ACQUISITION DATE ACQUISITION COST
   -----------------------------  ---------------- ----------------
   Chilectra S.A. ADR                     7/19/96      $91,177
   Daewoo Heavy Industries, Pfd.   2/3/95-4/12/95       49,952
   Samsung Electronics Co., GDR            1/3/95          917
   Dong Bang Forwarding Co.        2/3/95-5/29/95       74,380

  Additional information on each restricted security held by BPMF at September 30, 1997 is as follows:

   SECURITY                     ACQUISITION DATE  ACQUISITION COST
   ---------------------------  ----------------- ----------------
   Eldorado Gold Corp. Ltd.     04/08/96-08/14/97     $433,523
   Geomaque Explorations Ltd.,
   Warrants                               3/11/97      827,565
   Lone Star Exploration          2/26/96-3/26/97      587,746

  Additional information on each restricted security held by BFIF at September 30, 1997 is as follows:

   SECURITY                      ACQUISITION DATE  ACQUISITION COST
   ---------------------------  ------------------ ----------------
   Calpine Corp.                          7/2/1997    $  996,412
   Nine West Group, Inc.                  7/1/1997       999,012
   Stone Container Finance Co.            8/9/1996     2,000,000
   Tucson Electric Power Co.    2/10/1993-12/22/93     2,098,170

  CHANGE IN FISCAL YEAR--The Funds changed their fiscal year-end from April 30 to September 30 beginning May 1, 1996.

  DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from each Fund's commencement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.


BLANCHARD GROUP OF FUNDS
-------------------------------------------------------------------------------
(3) SHARES OF BENEFICIAL INTEREST

The Articles of Incorporation permit the Directors to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                           BGGF                                       BPMF
                          ---------------------------------------  ------------------------------------------
                           YEAR ENDED   PERIOD ENDED  YEAR ENDED    YEAR ENDED   PERIOD ENDED
                          SEPTEMBER 30, SEPTEMBER 30,  APRIL 30,   SEPTEMBER 30, SEPTEMBER 30,   YEAR ENDED
                              1997          1996         1996          1997          1996      APRIL 30, 1996
                          ------------- ------------- -----------  ------------- ------------- --------------
Shares sold                    973,160       748,872      559,635     9,876,823     3,728,778    11,891,108
Shares issued to
shareholders in payment
of distributions
declared                     1,381,403           --        52,311     3,428,378           --            --
Shares redeemed             (2,237,898)   (1,137,138)  (3,413,086)  (10,697,610)   (7,081,402)   (9,230,002)
                           -----------   -----------  -----------   -----------   -----------   -----------
Net change resulting
from share transactions        116,665      (388,266)  (2,801,140)    2,607,591    (3,352,624)    2,661,106
                           ===========   ===========  ===========   ===========   ===========   ===========
                                           BFIF                                      BSTFIF
                          ---------------------------------------  ------------------------------------------
                           YEAR ENDED   PERIOD ENDED  YEAR ENDED    YEAR ENDED   PERIOD ENDED    YEAR ENDED
                          SEPTEMBER 30, SEPTEMBER 30,  APRIL 30,   SEPTEMBER 30, SEPTEMBER 30,   APRIL 30,
                              1997          1996         1996          1997          1996           1996
                          ------------- ------------- -----------  ------------- ------------- --------------
Shares sold                  6,828,666     2,777,685   12,498,920    11,452,843     4,248,564     4,477,310
Shares issued in
connection with the
acquisition of Blanchard
Short-Term Global Income
Fund                               --            --           --            --            --     57,869,781
Shares issued to
shareholders in payment
of distributions
declared                     1,711,576       844,211    2,424,612     2,391,887     1,070,524       888,044
Shares redeemed            (16,127,237)  (8,034 ,939) (27,527,713)  (22,560,468)  (12,096,346)  (11,691,202)
                           -----------   -----------  -----------   -----------   -----------   -----------
Net change resulting
from share transactions     (7,586,995)   (4,413,043) (12,604,181)   (8,715,738)   (6,777,258)   51,543,933
                           ===========   ===========  ===========   ===========   ===========   ===========
                                          BFTFBF
                          ---------------------------------------
                           YEAR ENDED   PERIOD ENDED  YEAR ENDED
                          SEPTEMBER 30, SEPTEMBER 30,  APRIL 30,
                              1997          1996         1996
                          ------------- ------------- -----------
Shares sold                  1,901,018     1,341,280    5,015,985
Shares issued to
shareholders in payment
of distributions
declared                       169,611        78,775      142,764
Shares redeemed             (1,995,557)   (1,571,250)  (4,631,991)
                           -----------   -----------  -----------
Net change resulting
from share transactions         75,072      (151,195)     526,758
                           ===========   ===========  ===========


BLANCHARD GROUP OF FUNDS
-------------------------------------------------------------------------------
(4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Virtus Capital Management, Inc., the Trust's manger (the "Manager"), receives for its services an annual management fee based on a percentage of each Fund's average daily net assets (see below).

 FUND                                 ANNUAL RATE
 ------ -----------------------------------------------------------------------
 BGGF   1.00% of the first 150 million, 0.875% of the excess of 150 million but not exceeding 300 million, 0.75% in excess of 300 million
 BPMF   1.00% of the first 150 million, 0.875% of the excess of 150 million but not exceeding 300 million, 0.75% in excess of 300 million
 BFIF   0.75%
 BSTFIF 0.75%
 BFTFBF 0.75%

The Manager may voluntarily choose to waive a portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

SUB-ADVISORY FEE--To provide portfolio advisory services for the Funds, the Manager has entered into sub-advisory agreements with the sub-advisers listed below. Under the terms of each sub-advisory agreement, the Manager will pay each sub-adviser a fee based on a percentage of each Fund's average daily net assets (see below).

 FUND                 SUB-ADVISER                         ANNUAL RATE
 ------ --------------------------------------- -------------------------------
 BGGF   Mellon Capital Mortgage Corp.           0.375% of the first $100
                                                million, 0.350% of the excess
                                                of $100 million but not
                                                exceeding $150 million, 0.325%
                                                of the excess of $150 million
 BPMF   Cavelti Capital Management, Ltd.        0.30% of the first $150
                                                million, 0.2625% of the excess
                                                of $150 million but less than
                                                $300 million, and 0.255% in
                                                excess of $300 million
 BFIF   OFFITBANK                               0.30% of the first $25 million,
                                                0.25% of the next $25 million,
                                                and 0.20% in excess of $50
                                                million
 BSTFIF OFFITBANK                               0.30% of the first $25 million,
                                                0.25% of the next $25 million,
                                                and 0.20% in excess of $50
                                                million
 BFTFBF United States Trust Company of New York               0.20%

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the level of average aggregate daily net assets of the Funds and The Virtus Funds for the period. FAS may voluntarily choose to waive a portion of its fee. The administrative fee received during the period of the Administrative Services Agreement shall be at least $75,000 per portfolio. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, each Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to


BLANCHARD GROUP OF FUNDS
-------------------------------------------------------------------------------
result in the sale of the Fund's Investment Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the BFIF, BSTFIF, and BFTFBF and up to 0.75% of the average daily net assets of BGGF and BPMF, annually, to reimburse FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Signet Trust Company is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--The Funds' Manager paid the organization expenses of the Funds listed below incurred prior to the public offering of its shares. The Funds reimbursed the Manager for these expenses and has deferred and is amortizing such expenses over five years from the date of commencement of the Funds operations. Organizational expenses paid is as follows:

FUND    ORGANIZATIONAL EXPENSES
------  -----------------------
BFIF           $151,712
BSTFIF           80,724
BFTFBF           89,448

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 1997 were as follows:

FUND     PURCHASES      SALES
------  ------------ -----------
BGGF    $ 44,853,363 $18,165,537
BPMF      63,481,368  66,049,224
BFIF     164,757,771 202,202,473
BSTFIF   109,275,828 128,141,491
BFTFBF    35,259,413  35,460,535


BLANCHARD GROUP OF FUNDS
-------------------------------------------------------------------------------
(6) CONCENTRATION OF CREDIT RISK

BGGF, BPMF, and BFIF invest in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

(7) PROPOSED FUND MERGER

On July 18, 1997, Signet Banking Corporation ("Signet") entered into a definitive Agreement and Plan of Reorganization whereby Signet was acquired by First Union Corporation ("First Union"). It is anticipated that the merger will be consummated on or about November 28, 1997.

As a result of this First Union merger, First Union will succeed to the investment advisory and functions formerly performed for the Funds by various units of Signet and various unaffiliated parties.

The Board of Trustees/Directors of the Funds has approved an Agreement and Plan of Reorganization pursuant to which, on or about February 27, 1998, all of the assets, and certain liabilities of the Funds would be acquired in exchange for shares of similarly managed funds (the "Acquiring Funds") that is advised by affiliates of First Union. The reorganization would result in the liquidation and termination of the Funds. Pursuant to the reorganization, shareholders of the Funds will receive, tax-free, the number of shares of the Acquiring Funds having a value equal to the value of their shares immediately prior to the reorganization. Consummation of the reorganization is subject to approval of the shareholders of the Funds.


INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------
To the Board of Trustees and Shareholders of Blanchard Group of Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Blanchard Group of Funds (comprising the following portfolios: Blanchard Global Growth Fund, Blanchard Precious Metals Fund, Inc., Blanchard Flexible Income Fund, Blanchard Short- Term Flexible Income Fund, Blanchard Flexible Tax-Free Bond Fund) as of September 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for the year ended September 30, 1997 and the period ended September 30, 1996, and the financial highlights for the periods ended in 1997 and 1996. The financial highlights for the periods ended in 1993, 1994 and 1995 were audited by other auditors, whose reports thereon dated June 20, 1995, expressed an unqualified opinion. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Blanchard Group of Funds as of September 30, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

As more fully described in Note 7, in November, 1997 the Funds are expected to enter into an Agreement and Plan of Reorganization, pursuant to which (subject to Fund shareholder approval) on or about February 27, 1998, all of the assets, and certain liabilities of the Funds would be acquired in exchange for shares of similarly managed funds that are advised by affiliates of First Union Corporation. The reorganization would result in the liquidation and termination of the Funds.

Deloitte & Touche LLP
Pittsburgh, Pennsylvania
November 7, 1997


TRUSTEES/DIRECTORS                    OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                       John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                   Edward C. Gonzales
William J. Copeland                      President and Treasurer
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.               John W. McGonigle
Edward C. Gonzales                       Executive Vice President and
Peter E. Madden                          Secretary
John E. Murray, Jr.                   Joseph S. Machi
Wesley W. Posvar                         Vice President and Assistant
Marjorie P. Smuts                        Treasurer
                                      Richard B. Fisher
                                         Vice President
                                      C. Grant Anderson
                                         Assistant Secretary

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contain facts concerning its objective and policies, management fees, expenses and other information.


        PORTFOLIO ADVISERS                             B L A N C H A R D

        Global Growth Fund                             GLOBAL GROWTH FUND
   Mellon Capital Management Corp.

     Precious Metals Fund, Inc.                    PRECIOUS METALS FUND, INC.
   Cavelti Capital Management Ltd.

       Flexible Income Fund                           FLEXIBLE INCOME FUND
            OFFITBANK

  Short-Term Flexible Income Fund               SHORT-TERM FLEXIBLE INCOME FUND
            OFFITBANK

    Flexible Tax-Free Bond Fund                    FLEXIBLE TAX-FREE BOND FUND
United States Trust Company of New York


The Blanchard Group of Funds are available through Signet(R) Financial Services, Inc., member NASD, and are advised by an affiliate, Virtus Capital Management, Inc., which is compensated for this service.

---------------------------------------------
  INVESTMENT PRODUCTS ARE NOT DEPOSITS,
  OBLIGATIONS OF, OR GUARANTEED BY ANY
  BANK. THEY ARE NOT INSURED BY THE FDIC.
  THEY INVOLVE RISK, INCLUDING THE POSSIBLE
  LOSS OF PRINCIPAL INVESTED.
---------------------------------------------

Federated Securities Corporation is the                      ANNUAL REPORT
distributor of the Funds.                                 SEPTEMBER 30, 1997

                                                      Managed by: Virtus Capital
                                                           Management, Inc.


                      G01684-12
CUSIP 093212603/093212405/093265106/093212306/093254100
                    (2431)AR1197




A1. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Blanchard Global Growth Fund (the "Fund") is represented by a broken line. The Standard & Poor's 500 Index (the "S&P 500") is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the S&P 500. The "x" axis reflects computation periods from 4/30/98 to 9/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500; the ending values were $20,006 and $44,582, respectively. The legend in the upper middle quadrant of the graphic presentation indicates the Fund's Average Annual Total Return for the one-year, five-year, ten-year and the since inception (6/1/86) periods ended 9/30/97, which were 13.20%, 10.51%, 6.44% and 8.97%, respectively.

A2. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Blanchard Precious Metals Fund (the "Fund") is represented by a broken line. The Toronto Stock Exchange Gold & Silver Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the Toronto Stock Exchange Gold & Silver Index. The "x" axis reflects computation periods from 6/23/88 to 9/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Toronto Stock Exchange Gold & Silver Index; the ending values were $11,167and $13,936, respectively. The legend in the upper middle quadrant of the graphic presentation indicates the Fund's Average Annual Total Return for the one-year, five-year, and the since inception (6/23/88) periods ended 9/30/97, which were (15.24%), 9.96%, and 1.27%, respectively.

A3. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Blanchard Flexible Income Fund (the "Fund") is represented by a broken line. The Merrill Lynch Aggregate Bond Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the Merrill Lynch Aggregate Bond Index. The "x" axis reflects computation periods from 11/2/92 to 9/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Merrill Lynch Aggregate Bond Index; the ending values were $14,003 and $14,387, respectively. The legend in the upper middle quadrant of the graphic presentation indicates the Fund's Average Annual Total Return for the one-year, and the since inception (11/2/92) periods ended 9/30/97, which were 9.53% and 7.25%, respectively.

A4. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Blanchard Short-Term Flexible Income Fund (the "Fund") is represented by a broken line. The Merrill Lynch Short-Term Govenment Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the Merrill Lynch Short-Term Govenment Index. The "x" axis reflects computation periods from 4/16/93 to 9/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Merrill Lynch Short-Term Govenment Index; the ending values were $12,940 and $12,709, respectively. The legend in the upper middle quadrant of the graphic presentation indicates the Fund's Average Annual Total Return for the one-year, and the since inception (4/16/93) periods ended 9/30/97, which were 7.24% and 5.95%, respectively.

A5. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Blanchard Flexible Tax-Free Bond Fund (the "Fund") is represented by a broken line. The Lehman Brothers Current Municipal Bond Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the Lehman Brothers Current Municipal Bond Index. The "x" axis reflects computation periods from 8/12/93 to 9/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Lehman Brothers Current Municipal Bond Index; the ending values were $13,553 and $12,485, respectively. The legend in the upper middle quadrant of the graphic presentation indicates the Fund's Average Annual Total Return for the one-year, and the since inception (8/12/93) periods ended 9/30/97, which were 9.59% and 7.63%, respectively.

A6. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Blanchard Asset Alocation Fund (the "Fund") is represented by a broken line. The Standard & Poor's 500 Index (the "S&P 500") is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the S&P 500. The "x" axis reflects computation periods from 6/6/96 to 9/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500; the ending values were $14,534 and $14,571, respectively. The legend in the upper middle quadrant of the graphic presentation indicates the Fund's Average Annual Total Return for the one-year and the since inception (6/6/96) periods ended 9/30/97, which were 38.64%, 33.03%, respectively.